UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA			02108
(Address of principal executive offices)			(Zip code)

3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1. Reports to Stockholders.

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Semi-Annual Report September 30, 2015 (Unaudited)

Table of Contents

Economic and Market Summary	3

Boston Trust Asset Management Fund
Investment Performance	4
Schedule of Portfolio Investments	10
Financial Statements	12
Financial Highlights	14

Boston Trust Equity Fund
Investment Performance	5
Schedule of Portfolio Investments	15
Financial Statements	16
Financial Highlights	18

Boston Trust Midcap Fund
Investment Performance	6
Schedule of Portfolio Investments	19
Financial Statements	20
Financial Highlights	22

Boston Trust SMID Cap Fund
Investment Performance	7
Schedule of Portfolio Investments	23
Financial Statements	24
Financial Highlights	26

Boston Trust Small Cap Fund
Investment Performance	8
Schedule of Portfolio Investments	27
Financial Statements	28
Financial Highlights	30

Environmental, Social and Governance Research and Action Update	31

Walden Asset Management Fund
Investment Performance	33
Schedule of Portfolio Investments	39
Financial Statements	41
Financial Highlights	43

Walden Equity Fund
Investment Performance	34
Schedule of Portfolio Investments	44
Financial Statements	45
Financial Highlights	47

Walden Midcap Fund
Investment Performance	35
Schedule of Portfolio Investments	48
Financial Statements	49
Financial Highlights	51

Walden SMID Cap Innovations Fund
Investment Performance	36
Schedule of Portfolio Investments	52
Financial Statements	53
Financial Highlights	55

Walden Small Cap Innovations Fund
Investment Performance	37
Schedule of Portfolio Investments	56
Financial Statements	57
Financial Highlights	59

Walden International Equity Fund
Investment Performance	38
Schedule of Portfolio Investments	60
Financial Statements	62
Financial Highlights	64

Notes to Financial Statements	65
Supplementary Information	71

Boston Trust Investment Management, Inc. (BTIM), a subsidiary of Boston Trust & Investment Management Company and an affiliate of Walden Asset Management (Walden), serves as investment adviser (the Adviser) to the Boston Trust & Walden Funds and receives a fee for its services. Walden, a division of Boston Trust & Investment Management Company, performs shareholder advocacy, proxy voting, screening services, and other environmental, social and governance initiatives for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by BHIL Distributors, Inc. Member FINRA.

The foregoing information and opinions are for general information only. Boston Trust & Walden Funds and BTIM do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

The Boston Trust & Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Photography credits:

•       Cover: Bruce Field

•       Pages 1, 5, 6, 34, 35, 37 and 38: Jim Gallagher

•       Pages 4, 7 and 36: Rebecca Monette

•       Pages 8 and 33: Janet C. Dygert

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The Boston Trust & Walden Funds A Registered Investment Company

Boston Trust and Walden Funds	Domenic Colasacco, CFA
Economic and Market Summary	Portfolio Manager and President
(Unaudited)	Boston Trust Investment Management, Inc.

From September 2011 through July 2015, aggregate stock values, as measured by the S&P 500 index, increased by nearly 90%. Perhaps more impressive, the S&P 500, along with most other broad domestic equity indices, did not experience a peak to trough price decline of as much as 10% throughout this nearly four year period. Such a long, uninterrupted uptrend is unusual, and finally ended this past August when the S&P 500 briefly fell to 1,867, or about 12% below the record closing high of 2,130 reached in May 2015. Financial pundits ascribed much of the price drop — and the higher than usual market volatility we have experienced since then — to slower than anticipated GDP(1) growth in the key Chinese economy. Media headlines also cited the continued steep drop in the price of oil and commodities generally as contributing factors; weak commodity prices usually are a harbinger of a potential recession or, at a minimum, much slower global economic growth. We share some of these general concerns, yet we do not see many of the other economic factors that usually presage a recession, particularly here in the United States. If we are correct that the now six year-long economic recovery from the 2008-2009 financial crisis is not about to end, the stock price uptrend that began in March 2009 is likely to resume in the months ahead. Accordingly, both of our asset management funds continue to hold a proportion of stocks at the top-end of the 40% to 80% equity policy range.

With respect to investment performance, the S&P 500 fell by over 6% during the six months ended September 30, 2015. Indices of smaller domestic companies fell by a greater percentage, as did most global equity markets. Boston Trust & Walden Funds were not immune from the adverse price trends, but, consistent with many past periods of market weakness, the decline for all the Funds we manage were less than their respective benchmarks. Each Fund’s performance was largely supported by the higher quality security investment style we employ across our strategies, and, to a lesser extent, stock-specific events, most notably the continued flurry of acquisition activity. While there is some comfort in losing a below average amount during periods of market decline, we hope to resuming positive absolute results in the years ahead.

Greece captured most of the dire financial headlines during the second quarter. At the time, though, it was not difficult to conclude that the media had overstated the importance of that financial crisis because Greece’s economy was insignificant within the euro zone and even less so globally. As the summer progressed, media focus shifted to China, first due to the burst in its stock market bubble and soon after China’s decision to reduce the relative value of its currency to help support domestic economic activity.

Over the past 25 years or so, China has transformed its previous mostly agrarian economy into the leading global exporter of manufactured goods. In the process, China has become a key importer of natural resources of all types to supply their manufacturing sector, and to support domestic infrastructure projects. By 2014, China’s approximate $10 trillion GDP trailed only that of the United States, and accounted for roughly 15% of total global economic activity. Moreover, China’s economy has been growing much faster than that of the rest of the world, and was projected to contribute roughly one-third of the gain in total global GDP this year. No surprise then that any indication of slower growth in China would lead to greater investor concern about the health of global trade and economic activity.

And while China’s rate of annual economic growth may moderate from the comparatively torrid 7% to 10% pace of recent years, its growth should remain well above trends in other key global economies. Of more immediate concern to us is the adverse impact that price weakness in oil and other key commodities is having on many emerging market countries throughout the globe. The consequence is reduced global trade and further deflationary pressure. Often, poor economic conditions also increase geopolitical risks, which in turn reduce confidence and economic activity.

On a more positive note, economic conditions in larger developed markets remain comparatively stable. The best trends still are here in the United States, where we continue to add jobs at a roughly two million annual rate, and real GDP growth for the year is on track to exceed 2%. Elsewhere, aggregate conditions in the euro zone economies have improved from a year ago when there was widespread concern that the region would fall back into a recession. Japan continues to struggle, though, despite renewed attempts by the Abe government to spur growth through yet another spending initiative. Such disparate but still modest global economic growth trends have kept interest rates exceptionally low. Looking forward, we do not see much change in developed market interest rate levels until economic growth accelerates or inflation begins to increase. Even here in the United States, nothing more than a minor move by the Federal Reserve is likely in our view given an already strong dollar and near-zero interest rate levels in other developed countries.

Low interest rates provide support for stock values, as long as corporate profits are not threatened by a global recession. However, the equity returns we experienced from 2012 through 2014 are not sustainable. Mostly, those gains were driven by an increase in the valuation of, rather than an actual increase in, corporate profits. For example, of the nearly 90% increase in the S&P 500 noted at the beginning of this report, about two-thirds reflected an increase in price-earnings ratios from roughly 12x in September 2011 to 18x today. Without a continued rise in valuation, future annualized equity returns will more closely track growth in corporate profits, plus dividends; for US large caps these are likely to be in the mid-to-high single digits.

With respect to individual stocks, we continue to emphasize investment in companies with higher quality financial characteristics and below average business model risk. As was the case during this past period, these types of securities tend to hold their value better during market declines, but also generate competitive returns over full market cycles.

(1)    The Gross Domestic Product (“GDP”) is the measure of the market value of the finished goods and services produced by labor and property in a given country in a given year.

Boston Trust Asset	Investment Performance (Unaudited)
Management Fund
September 30, 2015

Fund Net Asset Value:	$40.26
Gross Expense Ratio(1):	0.93%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The contractual fee limit under the Fund’s contractual expense limitation agreement is 1.00% of the Fund’s average annual net assets. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

	For the period ended 9/30/15
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/1/95)
Boston Trust Asset Management Fund(1)	-3.68%	1.17%	9.18%	6.65%	7.57%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	7.98%
Barclays U.S. Government/Credit Index	-0.92%	2.73%	3.09%	4.61%	5.47%
Citigroup 90-Day U.S. Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	2.48%
Morningstar U.S. Open-End Moderate
Allocation Funds Average	-6.10%	-2.64%	6.82%	4.54%	5.88%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. The Morningstar U.S. Open-End Moderate Allocation Funds Average is an average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. Investors cannot invest directly in an average or an index.

Investment Performance (Unaudited)	Boston Trust Equity Fund
September 30, 2015

	For the period ended 9/30/15
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(10/1/03)
Boston Trust Equity Fund(1)	-4.89%	-0.41%	11.07%	6.77%	7.20%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	7.62%

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$19.65
Gross Expense Ratio(1):	0.95%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)    The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The contractual fee limit under the Fund’s contractual expense limitation agreement is 1.00% of the Fund’s average annual net assets. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

Boston Trust Midcap Fund	Investment Performance (Unaudited)
September 30, 2015

Fund Net Asset Value:	$15.21
Gross Expense Ratio(1):	1.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)   The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 1.00%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

	For the period ended 9/30/15
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Year	9/24/07
Boston Trust Midcap Fund(1)	-5.65%	3.67%	11.93%	7.91%
Russell Midcap® Index	-9.42%	-0.25%	13.40%	6.59%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical performance of a hypothetical investment of $100,000 in the Boston Trust Midcap Fund from September 24, 2007 to September 30, 2015, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
September 30, 2015

	For the period ended 9/30/15
	Aggregate	Annualized
			Since
			Inception
	Six Months	1 Year	11/30/11
Boston Trust SMID Cap Fund(1)	-9.69%	1.54%	9.67%
Russell 2500™ Index	-10.60%	0.38%	13.54%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical performance of a hypothetical $100,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to September 30, 2015, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$12.39
Gross Expense Ratio(1):	1.73%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)   The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 0.75%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

Boston Trust Small Cap Fund	Investment Performance (Unaudited)
September 30, 2015

Fund Net Asset Value:	$13.69
Gross Expense Ratio(1):	1.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)   The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 1.00%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

	For the period ended 9/30/15
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/31/94)
Boston Trust Small Cap Fund(1),*	-9.93%	0.46%	9.60%	6.87%	10.38%
Russell 2000® Index	-11.55%	1.25%	11.73%	6.55%	8.85%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Boston Trust Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The quoted performance for the Fund reflects the performance of a collective investment fund that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The performance of the collective investment fund has been restated to reflect the net expenses of the Fund after all expenses at an annual rate of 1.25%, the Adviser’s expense limitation for its initial year of investment operations. The collective investment fund was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the collective investment fund had been registered, the collective investment fund’s performance may have been adversely affected.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

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Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (76.3%)
Consumer Discretionary (10.1%)
Advance Auto Parts, Inc.	4,000	758,120
Autoliv, Inc.	25,000	2,725,250
Comcast Corp., Class A	125,000	7,110,000
Dollar General Corp.	25,000	1,811,000
Johnson Controls, Inc.	25,000	1,034,000
NIKE, Inc., Class B	70,000	8,607,900
Nordstrom, Inc.	50,000	3,585,500
Omnicom Group, Inc.	75,000	4,942,500
Ross Stores, Inc.	80,000	3,877,600
		34,451,870
Consumer Staples (9.0%)
Church & Dwight Co., Inc.	35,000	2,936,500
Colgate-Palmolive Co.	30,000	1,903,800
Costco Wholesale Corp.	35,000	5,059,950
CVS Health Corp.	30,000	2,894,400
Diageo PLC, Sponsored ADR	20,000	2,155,800
McCormick & Co., Inc.	25,000	2,054,500
PepsiCo, Inc.	40,000	3,772,000
Procter & Gamble Co.	35,000	2,517,900
Reckitt Benckiser Group PLC, Sponsored ADR	150,000	2,737,500
Sysco Corp.	35,000	1,363,950
Wal-Mart Stores, Inc.	50,000	3,242,000
		30,638,300
Energy (3.9%)
Chevron Corp.	30,000	2,366,400
ConocoPhillips	40,000	1,918,400
Exxon Mobil Corp.	90,002	6,691,649
Schlumberger Ltd.	35,000	2,413,950
		13,390,399
Financials (13.9%)
American Express Co.	50,000	3,706,500
BB&T Corp.	25,000	890,000
Berkshire Hathaway, Inc.(a)	25,000	3,260,000
Chubb Corp.	70,000	8,585,500
Cincinnati Financial Corp.	90,000	4,842,000
Comerica, Inc.	40,000	1,644,000
Commerce Bancshares, Inc.	27,562	1,255,725
JPMorgan Chase & Co.	100,000	6,096,999
M&T Bank Corp.	10,000	1,219,500
Northern Trust Corp.	22,500	1,533,600
PNC Financial Services Group, Inc.	45,000	4,014,000
State Street Corp.	25,000	1,680,250
T. Rowe Price Group, Inc.	75,000	5,212,500
U.S. Bancorp	75,000	3,075,750
		47,016,324
Health Care (12.7%)
Becton, Dickinson & Co.	50,000	6,633,000
C.R. Bard, Inc.	35,000	6,520,850
DENTSPLY International, Inc.	50,000	2,528,500
Edwards Lifesciences Corp.(a)	25,000	3,554,250
Express Scripts Holding Co.(a)	75,000	6,072,000
Johnson & Johnson, Inc.	60,000	5,601,000
Medtronic PLC	50,000	3,347,000
Merck & Co., Inc.	35,000	1,728,650
Mettler-Toledo International, Inc.(a)	7,500	2,135,550
St. Jude Medical, Inc.	20,000	1,261,800
Stryker Corp.	25,000	2,352,500
Varian Medical Systems, Inc.(a)	20,000	1,475,600
		43,210,700

	Shares or
	Principal
	Amount ($)

Industrials (11.4%)
3M Co.	35,000	4,961,950
Donaldson Co., Inc.	50,000	1,404,000
Emerson Electric Co.	40,000	1,766,800
Hubbell, Inc., Class B	40,000	3,398,000
Illinois Tool Works, Inc.	50,000	4,115,500
Precision Castparts Corp.	25,000	5,742,750
Rockwell Collins, Inc.	55,000	4,501,200
Union Pacific Corp.	30,000	2,652,300
United Parcel Service, Inc., Class B	50,000	4,934,500
W.W. Grainger, Inc.	25,000	5,375,250
		38,852,250
Information Technology (13.0%)
Accenture PLC, Class A	70,000	6,878,200
Apple, Inc.	75,000	8,272,500
Automatic Data Processing, Inc.	70,000	5,625,200
CDK Global, Inc.	10,000	477,800
EMC Corp.	75,000	1,812,000
Alphabet Inc., Class A(a)	2,000	1,276,740
Alphabet Inc., Class C(a)	5,505	3,349,352
Intel Corp.	25,000	753,500
Microsoft Corp.	140,000	6,196,400
Oracle Corp.	110,000	3,973,200
QUALCOMM, Inc.	10,000	537,300
Visa, Inc.	75,000	5,224,500
		44,376,692
Materials (1.7%)
Air Products & Chemicals, Inc.	22,500	2,870,550
AptarGroup, Inc.	30,000	1,978,800
PPG Industries, Inc.	10,000	876,900
		5,726,250
Telecommunication Services (0.0%)
AT&T, Inc.	1	33
		33
Utilities (0.6%)
Consolidated Edison, Inc.	20,000	1,337,000
Eversource Energy	15,000	759,300
		2,096,300
TOTAL COMMON STOCKS (Cost $149,826,955)		259,759,118

CORPORATE BONDS (2.9%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	522,387

Financials (2.1%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	216,871
American Express Co., 2.65%, 12/2/22	1,926,000	1,878,736
American Express Co., 7.00%, 3/19/18	1,500,000	1,686,210
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,094,145
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,525,564
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	625,221
		7,026,747

Health Care (0.3%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,008,247

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	314,871

Information Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	750,000	828,493
TOTAL CORPORATE BONDS (Cost $9,005,929)		9,700,745

MUNICIPAL BONDS (1.8%)
Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,082,270

Illinois (0.5%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 11/9/15 @ 100	600,000	600,888
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	510,785
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	251,153
		1,362,826
Massachusetts (0.6%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	532,004
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Callable 12/15/19 @ 100	1,500,000	1,744,499
		2,276,503
Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	282,155

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Prerefunded 5/1/18 @ 100	200,000	221,450
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Prerefunded 5/1/18 @ 100	750,000	838,950
		1,060,400
TOTAL MUNICIPAL BONDS (Cost $5,814,854)		6,064,154

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (17.5%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	12,096,758
2.85%, 3/2/28	2,000,000	1,989,692
2.95%, 1/27/25	2,000,000	2,108,764
3.14%, 12/5/29	2,500,000	2,537,025
3.39%, 2/1/28	2,000,000	2,104,616
3.85%, 12/26/25	2,770,000	3,100,702
		23,937,557
Federal Home Loan Bank
2.50%, 12/10/27	1,500,000	1,441,901
2.63%, 6/11/27	1,500,000	1,488,497
2.88%, 9/13/24	2,500,000	2,577,025
3.50%, 9/24/29	2,000,000	2,123,728
4.13%, 12/13/19	2,000,000	2,217,742
		9,848,893
U.S. Treasury Note
2.38%, 6/30/18	7,000,000	7,285,649
2.75%, 2/15/24	17,500,000	18,603,094
		25,888,743
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,723,644)		59,675,193

INVESTMENT COMPANIES (1.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	4,383,948	4,383,948
TOTAL INVESTMENT COMPANIES (Cost $4,383,948)		4,383,948

Total Investments (Cost $226,755,330)(c) — 99.8%		339,583,158
Other assets in excess of liabilities — 0.2%		736,582
NET ASSETS — 100.0%		$340,319,740

(a)    Non-income producing security.

(b)    Rate disclosed is the seven day yield as of September 30, 2015.

(c)     See Federal Tax Information listed in the Notes to the Financial Statements.

ADR                                  American Depositary Receipt

FSB                                      Federal Savings Bank

GO                                           General Obligation

MTN                                Medium Term Note

PLC                                     Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $226,755,330)	$339,583,158
Interest and dividends receivable	930,632
Receivable for tax reclaims	50,789
Prepaid expenses and other assets	20,272
Total Assets	340,584,851
Liabilities:
Payable for capital shares redeemed	2,700
Accrued expenses and other liabilities:
Investment adviser	210,102
Administration and accounting	7,267
Chief compliance officer	2,556
Custodian	7,709
Shareholder servicing fees	302
Transfer agent	3,916
Trustee	3,740
Other	26,819
Total Liabilities	265,111
Net Assets	$340,319,740
Composition of Net Assets:
Capital	$207,741,569
Accumulated net investment income	3,478,294
Accumulated net realized gains from investment transactions	16,272,049
Net unrealized appreciation from investments	112,827,828
Net Assets	$340,319,740
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,453,929
Net Asset Value, Offering and Redemption price per share	$40.26

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Interest	$1,098,566
Dividends	2,885,978
Less: Foreign tax withholding	(13,658)
Total Investment Income	3,970,886
Expenses:
Investment adviser	1,331,608
Administration and accounting	184,911
Chief compliance officer	8,851
Custodian	27,160
Shareholder servicing	3,089
Transfer agency	18,970
Trustee	12,551
Other	80,492
Total expenses before fee reductions	1,667,632
Fees voluntarily reduced by the transfer agent	(6,000)
Net Expenses	1,661,632
Net Investment Income	2,309,254
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,103,773
Change in unrealized appreciation/depreciation from investments	(19,503,194)
Net realized/unrealized gains (losses) from investments	(15,399,421)
Change in Net Assets Resulting from Operations	$(13,090,167)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	six months ended	year ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,309,254	$4,117,970
Net realized gains from investment transactions	4,103,773	19,703,977
Change in unrealized appreciation/depreciation from investments	(19,503,194)	3,446,932
Change in Net Assets Resulting from Operations	(13,090,167)	27,268,879
Dividends:
Net investment income	—	(3,866,046)
Net realized gains from investment transactions	—	(8,430,347)
Change in Net Assets Resulting from Shareholder Dividends	—	(12,296,393)
Capital Share Transactions:
Proceeds from shares issued	13,210,304	30,246,451
Dividends reinvested	—	11,609,430
Cost of shares redeemed	(13,651,265)	(43,940,255)
Change in Net Assets Resulting from Capital Share Transactions	(440,961)	(2,084,374)
Change in Net Assets	(13,531,128)	12,888,112
Net Assets:
Beginning of period	353,850,868	340,962,756
End of period	$340,319,740	$353,850,868
Share Transactions:
Issued	315,850	729,305
Reinvested	—	280,083
Redeemed	(327,143)	(1,062,899)
Change in shares	(11,293)	(53,511)
Accumulated net investment income	$3,478,294	$1,169,040

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$41.80		$40.03	$36.08	$33.71	$31.56	$28.69
Investment Activities:
Operations:
Net investment income	0.27		0.50	0.44	0.51	0.43	0.44
Net realized and unrealized gains (losses) from investment transactions	(1.81)		2.77	4.28	2.41	2.17	2.88
Total from investment activities	(1.54)		3.27	4.72	2.92	2.60	3.32
Dividends:
Net investment income	—		(0.47)	(0.44)	(0.51)	(0.45)	(0.45)
Net realized gains from investments	—		(1.03)	(0.33)	(0.04)	—	—
Total dividends	—		(1.50)	(0.77)	(0.55)	(0.45)	(0.45)

Net Asset Value, End of Period	$40.26		$41.80	$40.03	$36.08	$33.71	$31.56
Total Return	(3.68	)%(a)	8.21%	13.13%	8.77%	8.36%	11.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$340,320		$353,851	$340,963	$288,673	$257,031	$233,228
Ratio of net expenses to average net assets	0.94	%(b)	0.92%	0.92%	0.96%	1.00%	1.00%
Ratio of net investment income to average net assets	1.30	%(b)	1.19%	1.17%	1.51%	1.40%	1.50%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	0.94	%(b)	0.93%	0.93%	0.96%	1.07%	1.07%
Portfolio turnover rate	4.23	%(a)	17.74%	8.94%	7.43%	18.70%	15.76%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (97.3%)
Consumer Discretionary (12.1%)
Advance Auto Parts, Inc.	6,000	1,137,180
Autoliv, Inc.	10,000	1,090,100
Comcast Corp., Class A	50,000	2,844,000
Dollar General Corp.	15,000	1,086,600
Johnson Controls, Inc.	10,000	413,600
NIKE, Inc., Class B	15,000	1,844,550
Nordstrom, Inc.	25,000	1,792,750
Omnicom Group, Inc.	30,000	1,977,000
Ross Stores, Inc.	10,000	484,700
		12,670,480
Consumer Staples (12.4%)
Church & Dwight Co., Inc.	15,000	1,258,500
Colgate-Palmolive Co.	15,000	951,900
Costco Wholesale Corp.	15,000	2,168,550
CVS Health Corp.	15,000	1,447,200
Diageo PLC, Sponsored ADR	10,000	1,077,900
McCormick & Co., Inc.	7,000	575,260
PepsiCo, Inc.	12,500	1,178,750
Procter & Gamble Co.	12,500	899,250
Reckitt Benckiser Group PLC, Sponsored ADR	80,000	1,460,000
Sysco Corp.	25,000	974,250
Wal-Mart Stores, Inc.	15,000	972,600
		12,964,160
Energy (4.9%)
Chevron Corp.	10,000	788,800
ConocoPhillips	15,000	719,400
Exxon Mobil Corp.	35,000	2,602,250
Schlumberger Ltd.	15,000	1,034,550
		5,145,000
Financials (17.7%)
American Express Co.	22,500	1,667,925
BB&T Corp.	20,000	712,000
Berkshire Hathaway, Inc. (a)	8,000	1,043,200
Chubb Corp.	25,000	3,066,250
Cincinnati Financial Corp.	30,000	1,614,000
Comerica, Inc.	15,000	616,500
Commerce Bancshares, Inc.	8,268	376,690
JPMorgan Chase & Co.	35,000	2,133,950
M&T Bank Corp.	5,000	609,750
Northern Trust Corp.	10,000	681,600
PNC Financial Services Group, Inc.	20,000	1,784,000
State Street Corp.	15,000	1,008,150
T. Rowe Price Group, Inc.	30,000	2,085,000
U.S. Bancorp	30,000	1,230,300
		18,629,315
Health Care (16.4%)
Becton, Dickinson & Co.	17,000	2,255,220
C.R. Bard, Inc.	14,000	2,608,340
DENTSPLY International, Inc.	25,000	1,264,250
Edwards Lifesciences Corp. (a)	5,000	710,850
Express Scripts Holding Co. (a)	32,500	2,631,200
Johnson & Johnson, Inc.	30,000	2,800,500
Medtronic PLC	25,000	1,673,500
Merck & Co., Inc.	17,500	864,325
Mettler-Toledo International, Inc. (a)	1,500	427,110
St. Jude Medical, Inc.	5,000	315,450
Stryker Corp.	12,000	1,129,200
Varian Medical Systems, Inc. (a)	7,500	553,350
		17,233,295
Industrials (13.3%)
3M Co.	9,000	1,275,930
Deere & Co.	5,000	370,000
Donaldson Co., Inc.	20,000	561,600
Emerson Electric Co.	5,000	220,850
Hubbell, Inc., Class B	12,500	1,061,875
Illinois Tool Works, Inc.	20,000	1,646,200
Precision Castparts Corp.	10,000	2,297,100
Rockwell Collins, Inc.	15,000	1,227,600
Union Pacific Corp.	17,500	1,547,175
United Parcel Service, Inc., Class B	12,500	1,233,625
W.W. Grainger, Inc.	11,500	2,472,615
		13,914,570
Information Technology (16.9%)
Accenture PLC, Class A	25,000	2,456,500
Apple, Inc.	32,500	3,584,750
Automatic Data Processing, Inc.	20,000	1,607,200
CDK Global, Inc.	6,666	318,501
EMC Corp.	25,000	604,000
Alphabet Inc., Class A (a)	750	478,778
Alphabet Inc., Class C (a)	3,008	1,830,127
Microsoft Corp.	50,000	2,213,000
Oracle Corp.	45,000	1,625,400
QUALCOMM, Inc.	10,000	537,300
Visa, Inc.	35,000	2,438,100
		17,693,656
Materials (2.1%)
Air Products & Chemicals, Inc.	7,500	956,850
AptarGroup, Inc.	10,000	659,600
PPG Industries, Inc.	6,500	569,985
		2,186,435
Telecommunication Services (0.0%)
AT&T, Inc.	1	33
		33
Utilities (1.5%)
Consolidated Edison, Inc.	12,500	835,625
Eversource Energy	15,000	759,300
		1,594,925
TOTAL COMMON STOCKS (Cost $62,323,762)		102,031,869

INVESTMENT COMPANIES (2.6%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	2,773,162	2,773,162
TOTAL INVESTMENT COMPANIES (Cost $2,773,162)		2,773,162

Total Investments (Cost $65,096,924)(c) — 99.9%		104,805,031
Other assets in excess of liabilities — 0.1%		97,184
NET ASSETS — 100.0%		$104,902,215

(a)    Non-income producing security.

(b)    Rate disclosed is the seven day yield as of September 30, 2015.

(c)     See Federal Tax Information listed in the Notes to the Financial Statements.

ADR                     American Depositary Receipt

PLC                        Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $65,096,924)	$104,805,031
Interest and dividends receivable	181,127
Prepaid expenses and other assets	6,466
Total Assets	104,992,624
Liabilities:
Payable for capital shares redeemed	5,000
Accrued expenses and other liabilities:
Investment adviser	64,645
Administration and accounting	2,127
Chief compliance officer	893
Custodian	2,806
Shareholder servicing fees	29
Transfer agent	3,950
Trustee	1,307
Other	9,652
Total Liabilities	90,409
Net Assets	$104,902,215
Composition of Net Assets:
Capital	$57,610,305
Accumulated net investment income	896,694
Accumulated net realized gains from investment transactions	6,687,109
Net unrealized appreciation from investments	39,708,107
Net Assets	$104,902,215
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,339,671
Net Asset Value, Offering Price and Redemption price per share	$19.65

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$1,115,910
Total Investment Income	1,115,910
Expenses:
Investment adviser	412,594
Administration and accounting	56,952
Chief compliance officer	2,795
Custodian	8,909
Shareholder servicing	850
Transfer agency	18,274
Trustee	3,966
Other	25,710
Total expenses before fee reductions	530,050
Fees voluntarily reduced by the transfer agent	(6,000)
Net Expenses	524,050
Net Investment Income	591,860
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,945,382
Change in unrealized appreciation/depreciation from investments	(7,909,434)
Net realized/unrealized gains (losses) from investments	(5,964,052)
Change in Net Assets Resulting from Operations	$(5,372,192)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the
	months ended	year ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$591,860	$1,013,873
Net realized gains from investment transactions	1,945,382	7,743,467
Change in unrealized appreciation/depreciation from investments	(7,909,434)	(754,251)
Change in Net Assets Resulting from Operations	(5,372,192)	8,003,089
Dividends:
Net investment income	—	(966,299)
Net realized gains from investment transactions	—	(2,029,175)
Change in Net Assets Resulting from Shareholder Dividends	—	(2,995,474)
Capital Share Transactions:
Proceeds from shares issued	2,196,860	7,156,034
Dividends reinvested	—	2,743,713
Cost of shares redeemed	(2,586,677)	(2,651,012)
Change in Net Assets Resulting from Capital Share Transactions	(389,817)	7,248,735
Change in Net Assets	(5,762,009)	12,256,350
Net Assets:
Beginning of period	110,664,224	98,407,874
End of period	$104,902,215	$110,664,224
Share Transactions:
Issued	107,790	350,684
Reinvested	—	133,125
Redeemed	(124,974)	(129,194)
Change in shares	(17,184)	354,615
Accumulated net investment income	$896,694	$304,834

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$20.66		$19.67	$16.85	$15.54	$14.46	$12.62

Investment Activities:
Operations:
Net investment income	0.11		0.19	0.19	0.20	0.13	0.11
Net realized and unrealized gains (losses) from investment transactions	(1.12)		1.38	2.81	1.30	1.08	1.84
Total from investment activities	(1.01)		1.57	3.00	1.50	1.21	1.95
Dividends:
Net investment income	—		(0.19)	(0.18)	(0.19)	(0.13)	(0.11)
Net realized gains from investments	—		(0.39)	—	—	—	—
Total dividends	—		(0.58)	(0.18)	(0.19)	(0.13)	(0.11)

Net Asset Value, End of Period	$19.65		$20.66	$19.67	$16.85	$15.54	$14.46
Total Return	(4.89	)%(a)	8.01%	17.84%	9.76%	8.50%	15.48%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$104,902		$110,664	$98,408	$81,154	$69,574	$63,463
Ratio of net expenses to average net assets	0.96	%(b)	0.94%	0.94%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.08	%(b)	0.96%	1.05%	1.28%	0.96%	0.85%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	0.97	%(b)	0.95%	0.96%	1.01%	1.07%	1.09%
Portfolio turnover rate	5.43	%(a)	19.49%	6.29%	5.69%	10.80%	14.31%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c)    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.8%)
Consumer Discretionary (17.0%)
Advance Auto Parts, Inc.	4,250	805,502
Autoliv, Inc.	4,250	463,293
Dollar General Corp.	6,225	450,939
Hasbro, Inc.	9,225	665,492
LKQ Corp. (a)	14,000	397,040
Nordstrom, Inc.	10,500	752,955
Omnicom Group, Inc.	13,175	868,233
O’Reilly Automotive, Inc. (a)	3,700	924,999
Ross Stores, Inc.	16,500	799,755
Sally Beauty Holdings, Inc. (a)	16,000	380,000
Service Corp. International	26,000	704,600
Williams Sonoma, Inc.	5,450	416,108
		7,628,916
Consumer Staples (8.5%)
Brown-Forman Corp., Class B	6,975	675,878
Campbell Soup Co.	11,925	604,359
Church & Dwight Co., Inc.	11,550	969,045
McCormick & Co., Inc.	8,750	719,075
The Hershey Co.	5,050	463,994
Whole Foods Market, Inc.	12,000	379,800
		3,812,151
Energy (3.3%)
Cabot Oil & Gas Corp.	9,250	202,205
Dril-Quip, Inc. (a)	6,500	378,430
Energen Corp.	5,000	249,300
FMC Technologies, Inc. (a)	9,800	303,800
Oceaneering International, Inc.	8,675	340,754
		1,474,489
Financials (18.2%)
Bank of Hawaii Corp.	4,000	253,960
BioMed Realty Trust, Inc. (REIT)	19,000	379,620
BOK Financial Corp.	5,425	351,052
Brown & Brown, Inc.	12,575	389,448
Cincinnati Financial Corp.	14,500	780,100
Comerica, Inc.	10,000	411,000
Commerce Bancshares, Inc.	8,331	379,560
Cullen/Frost Bankers, Inc.	6,450	410,091
Digital Realty Trust, Inc. (REIT)	5,500	359,260
East West Bancorp, Inc.	9,550	366,911
Eaton Vance Corp.	11,550	386,001
Jones Lang LaSalle, Inc.	4,025	578,674
M&T Bank Corp.	3,450	420,727
Moody’s Corp.	3,500	343,700
Northern Trust Corp.	10,000	681,600
SEI Investments Co.	11,825	570,320
Signature Bank (a)	2,600	357,656
T. Rowe Price Group, Inc.	10,825	752,337
		8,172,017
Health Care (12.9%)
C.R. Bard, Inc.	4,100	763,870
DENTSPLY International, Inc.	9,275	469,037
Laboratory Corp. of America Holdings (a)	4,250	460,998
MEDNAX, Inc. (a)	5,375	412,746
Mettler-Toledo International, Inc. (a)	2,300	654,902
Quintiles Transnational Holdings, Inc. (a)	6,400	445,248
ResMed, Inc.	5,400	275,184
St. Jude Medical, Inc.	10,400	656,136
The Cooper Companies, Inc.	4,500	669,870
Varian Medical Systems, Inc. (a)	3,800	280,364
Waters Corp. (a)	5,950	703,350
		5,791,705

Industrials (15.1%)
AMETEK, Inc.	12,100	633,072
Avery Dennison Corp.	7,250	410,133
C.H. Robinson Worldwide, Inc.	3,200	216,896
CLARCOR, Inc.	6,000	286,080
Donaldson Co., Inc.	17,000	477,360
Hubbell, Inc., Class B	6,000	509,700
IDEX Corp.	6,350	452,755
Kansas City Southern	4,800	436,224
Lincoln Electric Holdings, Inc.	8,000	419,440
Nordson Corp.	6,500	409,110
Rockwell Collins, Inc.	5,500	450,120
Sensata Technologies Holding NV (a)	8,950	396,843
W.W. Grainger, Inc.	3,750	806,288
Wabtec Corp.	9,750	858,487
		6,762,508
Information Technology (12.9%)
Amphenol Corp., Class A	9,800	499,408
Check Point Software Technologies Ltd. (a)	8,150	646,540
Citrix Systems, Inc. (a)	7,050	488,424
F5 Networks, Inc. (a)	5,000	579,000
FactSet Research Systems, Inc.	4,000	639,240
Fiserv, Inc. (a)	6,950	601,939
IPG Photonics Corp. (a)	4,225	320,973
Juniper Networks, Inc.	15,500	398,505
NetApp, Inc.	10,525	311,540
Paychex, Inc.	9,650	459,630
Syntel, Inc. (a)	12,050	545,985
Teradata Corp. (a)	11,025	319,284
		5,810,468
Materials (5.1%)
Airgas, Inc.	4,750	424,318
AptarGroup, Inc.	11,500	758,540
Ball Corp.	7,000	435,400
International Flavors & Fragrances, Inc.	6,625	684,097
		2,302,355
Utilities (5.8%)
American Water Works Co., Inc.	5,950	327,726
Consolidated Edison, Inc.	5,600	374,360
Edison International	5,000	315,350
Eversource Energy	9,391	475,372
ONE Gas, Inc.	8,425	381,905
Questar Corp.	17,575	341,131
WEC Energy Group, Inc.	7,500	391,650
		2,607,494

TOTAL COMMON STOCKS (Cost $29,342,053)		44,362,103

INVESTMENT COMPANIES (1.2%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	548,735	548,735
TOTAL INVESTMENT COMPANIES (Cost $548,735)		548,735

Total Investments (Cost $29,890,788)(c) — 100.0%		44,910,838
Other assets in excess of liabilities — 0.0%		11,693
NET ASSETS — 100.0%		$44,922,531

(a)    Non-income producing security.

(b)    Rate disclosed is the seven day yield as of September 30, 2015.

(c)     See Federal Tax Information listed in the Notes to the Financial Statements.

REIT Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $29,890,788)	$44,910,838
Interest and dividends receivable	44,481
Prepaid expenses and other assets	6,100
Total Assets	44,961,419
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	27,370
Administration and accounting	941
Chief compliance officer	341
Custodian	1,151
Transfer agent	4,741
Trustee	498
Other	3,846
Total Liabilities	38,888
Net Assets	$44,922,531
Composition of Net Assets:
Capital	$27,660,043
Accumulated net investment income	139,246
Accumulated net realized gains from investment transactions	2,103,192
Net unrealized appreciation from investments	15,020,050
Net Assets	$44,922,531
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,954,107
Net Asset Value, Offering Price and Redemption price per share	$15.21

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$349,274
Total Investment Income	349,274
Expenses:
Investment adviser	177,902
Administration and accounting	24,699
Chief compliance officer	1,118
Custodian	3,832
Shareholder servicing	1,897
Transfer agency	18,127
Trustee	1,583
Other	13,666
Total expenses before fee reductions	242,824
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(3,638)
Net Expenses	236,461
Net Investment Income	112,813
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,195,041
Change in unrealized appreciation/depreciation from investments	(3,969,781)
Net realized/unrealized gains (losses) from investments	(2,774,740)
Change in Net Assets Resulting from Operations	$(2,661,927)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$112,813	$149,098
Net realized gains from investment transactions	1,195,041	2,132,406
Change in unrealized appreciation/depreciation from investments	(3,969,781)	2,988,513
Change in Net Assets Resulting from Operations	(2,661,927)	5,270,017
Dividends:
Net investment income	—	(147,759)
Net realized gains from investment transactions	—	(2,011,509)
Change in Net Assets Resulting from Shareholder Dividends	—	(2,159,268)
Capital Share Transactions:
Proceeds from shares issued	1,282,198	2,772,357
Dividends reinvested	—	1,991,145
Cost of shares redeemed	(1,380,166)	(1,984,811)
Change in Net Assets Resulting from Capital Share Transactions	(97,968)	2,778,691
Change in Net Assets	(2,759,895)	5,889,440
Net Assets:
Beginning of period	47,682,426	41,792,986
End of period	$44,922,531	$47,682,426
Share Transactions:
Issued	80,328	177,659
Reinvested	—	129,295
Redeemed	(85,018)	(128,644)
Change in shares	(4,690)	178,310
Accumulated net investment income	$139,246	$26,433

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$16.12		$15.03	$13.08	$12.34	$11.96	$9.44

Investment Activities:
Operations:
Net investment income	0.04		0.05	0.04	0.08	0.03	0.02
Net realized and unrealized gains (losses) from investment transactions	(0.95)		1.82	2.30	1.01	0.78	2.73
Total from investment activities	(0.91)		1.87	2.34	1.09	0.81	2.75
Dividends:
Net investment income	—		(0.05)	(0.04)	(0.08)	(0.03)	(0.02)
Net realized gains from investments	—		(0.73)	(0.35)	(0.27)	(0.40)	(0.21)
Total dividends	—		(0.78)	(0.39)	(0.35)	(0.43)	(0.23)

Net Asset Value, End of Period	$15.21		$16.12	$15.03	$13.08	$12.34	$11.96
Total Return	(5.65	)%(a)	12.65%	18.02%	9.20%	7.24%	29.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$44,923		$47,682	$41,793	$34,875	$29,224	$27,276
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.48	%(b)	0.34%	0.30%	0.68%	0.30%	0.25%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.03	%(b)	1.02%	1.01%	1.08%	1.19%	1.20%
Portfolio turnover rate	8.06	%(a)	15.76%	16.09%	16.44%	19.01%	18.58%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c)  During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (97.7%)
Consumer Discretionary (14.6%)
Big Lots, Inc.	1,200	57,504
Bright Horizons Family Solutions, Inc.(a)	500	32,120
Cheesecake Factory, Inc.	1,200	64,752
Choice Hotels International, Inc.	925	44,076
Dorman Products, Inc.(a)	1,050	53,434
DSW, Inc., Class A	1,325	33,536
Fossil Group, Inc.(a)	400	22,352
Gentherm, Inc.(a)	1,150	51,658
Interval Leisure Group, Inc.	1,200	22,032
Service Corp. International	3,100	84,010
Sotheby’s	600	19,188
Tenneco, Inc.(a)	750	33,578
Texas Roadhouse, Inc.	2,125	79,050
Tumi Holdings, Inc.(a)	2,050	36,121
Tupperware Brands Corp.	325	16,084
Vitamin Shoppe, Inc.(a)	1,400	45,696
Williams Sonoma, Inc.	400	30,540
Wolverine World Wide, Inc.	1,275	27,591
		753,322
Consumer Staples (2.1%)
Flowers Foods, Inc.	2,850	70,509
United Natural Foods, Inc.(a)	775	37,595
		108,104
Energy (2.5%)
Dril-Quip, Inc.(a)	325	18,922
FMC Technologies, Inc.(a)	700	21,700
Forum Energy Technologies, Inc.(a)	2,800	34,187
Oceaneering International, Inc.	850	33,388
RPC, Inc.	2,150	19,028
		127,225
Financials (24.0%)
Artisan Partners Asset Management, Inc.	925	32,588
Bank of Hawaii Corp.	1,125	71,426
BioMed Realty Trust, Inc. (REIT)	1,700	33,966
BOK Financial Corp.	350	22,649
Brown & Brown, Inc.	1,225	37,938
Cincinnati Financial Corp.	950	51,110
Cohen & Steers, Inc.	800	21,960
Commerce Bancshares, Inc.	1,200	54,672
CoreSite Realty Corp. (REIT)	725	37,294
Cullen/Frost Bankers, Inc.	325	20,664
Digital Realty Trust, Inc. (REIT)	1,000	65,320
East West Bancorp, Inc.	2,225	85,484
Eaton Vance Corp.	1,275	42,611
Encore Capital Group, Inc.(a)	1,625	60,125
Horace Mann Educators Corp.	950	31,559
Jones Lang LaSalle, Inc.	700	100,639
LPL Financial Holdings, Inc.	575	22,868
MarketAxess Holdings, Inc.	725	67,338
SEI Investments Co.	1,775	85,607
Signature Bank(a)	650	89,413
SVB Financial Group(a)	525	60,659
Tanger Factory Outlet Centers, Inc. (REIT)	2,150	70,886
Texas Capital Bancshares, Inc.(a)	600	31,452
UMB Financial Corp.	750	38,108
		1,236,336
Health Care (14.4%)
Air Methods Corp.(a)	900	30,681
Anika Therapeutics, Inc.(a)	1,000	31,830
Bruker Corp.(a)	2,600	42,718
Centene Corp.(a)	850	46,096
Chemed Corp.	200	26,694
Cyberonics, Inc.(a)	300	18,234
DENTSPLY International, Inc.	1,050	53,099
Haemonetics Corp.(a)	775	25,048
Masimo Corp.(a)	850	32,776
MEDNAX, Inc.(a)	900	69,111
Mettler-Toledo International, Inc.(a)	225	64,066
Owens & Minor, Inc.	775	24,754
Quintiles Transnational Holdings, Inc.(a)	775	53,917
ResMed, Inc.	475	24,206
STERIS Corp.	1,125	73,090
The Cooper Companies, Inc.	400	59,544
West Pharmaceutical Services, Inc.	1,225	66,297
		742,161
Industrials (15.8%)
Applied Industrial Technologies, Inc.	900	34,335
Avery Dennison Corp.	425	24,042
Chart Industries, Inc.(a)	750	14,408
CLARCOR, Inc.	750	35,760
Donaldson Co., Inc.	1,850	51,948
Franklin Electric Co., Inc.	950	25,869
Genesee & Wyoming, Inc., Class A(a)	575	33,971
Hub Group, Inc., Class A(a)	775	28,218
Hubbell, Inc., Class B	675	57,341
IDEX Corp.	500	35,650
Lincoln Electric Holdings, Inc.	850	44,566
Lindsay Corp.	300	20,337
Nordson Corp.	875	55,072
Sensata Technologies Holding NV(a)	1,200	53,208
The Middleby Corp.(a)	700	73,632
The Toro Co.	625	44,088
UniFirst Corp.	625	66,757
Valmont Industries, Inc.	325	30,839
Wabtec Corp.	725	63,835
Watts Water Technologies, Inc., Class A	375	19,808
		813,684
Information Technology (14.2%)
Coherent, Inc.(a)	350	19,145
CommVault Systems, Inc.(a)	750	25,470
ExlService Holdings, Inc.(a)	750	27,698
F5 Networks, Inc.(a)	675	78,165
FactSet Research Systems, Inc.	375	59,929
InterDigital, Inc.	625	31,625
IPG Photonics Corp.(a)	1,100	83,567
Plantronics, Inc.	1,100	55,935
Polycom, Inc.(a)	3,175	33,274
Power Integrations, Inc.	475	20,031
SolarWinds, Inc.(a)	925	36,297
Synaptics, Inc.(a)	375	30,922
Syntel, Inc.(a)	1,875	84,956
Teradata Corp.(a)	1,150	33,304
Ubiquiti Networks, Inc.	1,825	61,849
WEX, Inc.(a)	600	52,104
		734,271
Materials (5.7%)
Airgas, Inc.	550	49,132
AptarGroup, Inc.	975	64,311
Calgon Carbon Corp.	2,950	45,961
International Flavors & Fragrances, Inc.	475	49,049
Minerals Technologies, Inc.	1,025	49,363
Silgan Holdings, Inc.	725	37,729
		295,545
Utilities (4.4%)
American States Water Co.	1,025	42,435
American Water Works Co., Inc.	725	39,933
New Jersey Resources Corp.	900	27,027
ONE Gas, Inc.	1,425	64,595
Questar Corp.	2,750	53,378
		227,368
TOTAL COMMON STOCKS (Cost $4,515,627)		5,038,016

INVESTMENT COMPANIES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	118,353	118,353
TOTAL INVESTMENT COMPANIES (Cost $118,353)		118,353

Total Investments (Cost $4,633,981)(c) — 100.0%		5,156,369
Liabilities in excess of other assets — 0.0%		(93)
NET ASSETS — 100.0%		$5,156,276

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2015.

(c)  See Federal Tax Information listed in the Notes to the Financial Statements.

REIT            Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $4,633,981)	$5,156,369
Interest and dividends receivable	3,153
Receivable for capital shares issued	181
Receivable from Adviser	211
Prepaid expenses and other assets	1,228
Total Assets	5,161,142
Liabilities:
Accrued expenses and other liabilities:
Administration and accounting	186
Chief compliance officer	34
Custodian	216
Shareholder servicing fees	4
Transfer agent	3,720
Trustee	50
Other	656
Total Liabilities	4,866
Net Assets	$5,156,276
Composition of Net Assets:
Capital	$4,310,223
Accumulated net investment income	11,496
Accumulated net realized gains from investment transactions	312,169
Net unrealized appreciation from investments	522,388
Net Assets	$5,156,276
Shares outstanding (par value $0.01, unlimited number of shares authorized)	416,054
Net Asset Value, Offering Price and Redemption price per share	$12.39

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$30,200
Total Investment Income	30,200
Expenses:
Investment adviser	20,258
Administration and accounting	3,103
Chief compliance officer	123
Custodian	797
Shareholder servicing	5
Transfer agency	16,756
Trustee	172
Other	6,002
Total expenses before fee reductions	47,216
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(22,136)
Net Expenses	22,355
Net Investment Income	7,845
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	199,868
Change in unrealized appreciation/depreciation from investments	(775,008)
Net realized/unrealized gains (losses) from investments	(575,140)
Change in Net Assets Resulting from Operations	$(567,295)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$7,845	$4,140
Net realized gains from investment transactions	199,868	162,582
Change in unrealized appreciation/depreciation from investments	(775,008)	213,128
Change in Net Assets Resulting from Operations	(567,295)	379,850
Dividends:
Net investment income	—	(1,747)
Net realized gains from investment transactions	—	(264,517)
Change in Net Assets Resulting from Shareholder Dividends	—	(266,264)
Capital Share Transactions:
Proceeds from shares issued	869,750	600,028
Dividends reinvested	—	254,275
Cost of shares redeemed	(532,295)	(389,915)
Change in Net Assets Resulting from Capital Share Transactions	337,455	464,388
Change in Net Assets	(229,840)	577,974
Net Assets:
Beginning of period	5,386,116	4,808,142
End of period	$5,156,276	$5,386,116
Share Transactions:
Issued	63,014	45,724
Reinvested	—	19,850
Redeemed	(39,468)	(29,591)
Change in shares	23,546	35,983
Accumulated net investment income	$11,496	$3,651

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

						Period
	For the six					November
	months		For the year	For the year	For the year	30, 2011
	ended		ended	ended	ended	through
	Sept. 30,		March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.72		$13.49	$12.05	$11.09	$10.00

Investment Activities:
Operations:
Net investment income	0.02		0.01	(0.01)	0.04	—
Net realized and unrealized gains (losses) from investment transactions	(1.35)		0.97	2.40	1.05	1.09
Total from investment activities	(1.33)		0.98	2.39	1.09	1.09
Dividends:
Net investment income	—		—	—	(0.05)	—
Net realized gains from investments	—		(0.75)	(0.95)	(0.08)	—
Total dividends	—		(0.75)	(0.95)	(0.13)	—

Net Asset Value, End of Period	$12.39		$13.72	$13.49	$12.05	$11.09
Total Return	(9.69	)%(a)	7.69%	20.05%	10.00%	10.96	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$5,156		$5,386	$4,808	$4,719	$3,605
Ratio of net expenses to average net assets	0.83	%(b)	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.29	%(b)	0.09%	(0.06)%	0.37%	0.03	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.75	%(b)	1.73%	1.59%	2.02%	2.18	%(b)
Portfolio turnover rate	19.55	%(a)	33.07%	35.97%	33.83%	12.14	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.3%)
Consumer Discretionary (14.1%)
Big Lots, Inc.	68,450	3,280,124
Bright Horizons Family Solutions, Inc.(a)	35,525	2,282,126
Cheesecake Factory, Inc.	96,000	5,180,160
Choice Hotels International, Inc.	75,000	3,573,750
Dorman Products, Inc.(a)	101,000	5,139,890
DSW, Inc., Class A	133,000	3,366,230
Fossil Group, Inc.(a)	29,000	1,620,520
Gentherm, Inc.(a)	80,000	3,593,600
Hibbett Sports, Inc.(a)	57,000	1,995,570
Interval Leisure Group, Inc.	143,000	2,625,480
Sotheby’s	53,000	1,694,940
Tenneco, Inc.(a)	79,000	3,536,830
Texas Roadhouse, Inc.	122,000	4,538,400
Tumi Holdings, Inc.(a)	150,000	2,643,000
Tupperware Brands Corp.	38,500	1,905,365
Vitamin Shoppe, Inc.(a)	84,000	2,741,760
Wolverine World Wide, Inc.	99,000	2,142,360
		51,860,105
Consumer Staples (3.1%)
Darling Ingredients, Inc.(a)	105,000	1,180,200
Flowers Foods, Inc.	201,000	4,972,740
The Chefs’ Warehouse, Inc.(a)	110,000	1,557,600
United Natural Foods, Inc.(a)	76,000	3,686,760
		11,397,300
Energy (3.2%)
Dril-Quip, Inc.(a)	50,000	2,911,000
Forum Energy Technologies, Inc.(a)	221,000	2,698,410
Geospace Technologies Corp.(a)	75,000	1,035,750
Natural Gas Services Group, Inc.(a)	92,000	1,775,600
Oceaneering International, Inc.	51,875	2,037,650
RPC, Inc.	165,000	1,460,250
		11,918,660
Financials (25.2%)
Artisan Partners Asset Management, Inc.	91,000	3,205,930
Bank of Hawaii Corp.	122,000	7,745,779
BBCN Bancorp, Inc.	275,000	4,130,500
BioMed Realty Trust, Inc. (REIT)	141,000	2,817,180
Cohen & Steers, Inc.	122,000	3,348,900
Commerce Bancshares, Inc.	101,000	4,601,560
CoreSite Realty Corp. (REIT)	122,000	6,275,680
Dime Community Bancshares, Inc.	124,000	2,095,600
DuPont Fabros Technology, Inc. (REIT)	189,000	4,891,320
Eagle Bancorp, Inc.(a)	68,000	3,094,000
Eaton Vance Corp.	82,000	2,740,440
Encore Capital Group, Inc.(a)	148,000	5,476,000
First NBC Bank Holding Co.(a)	82,000	2,873,280
Greenhill & Co., Inc.	50,000	1,423,500
HFF, Inc., Class A	70,000	2,363,200
Horace Mann Educators Corp.	75,000	2,491,500
Independent Bank Corp.	80,000	3,688,000
Infinity Property & Casualty Corp.	26,750	2,154,445
Lakeland Financial Corp.	31,000	1,399,650
LPL Financial Holdings, Inc.	44,000	1,749,880
MarketAxess Holdings, Inc.	47,000	4,365,360
Tanger Factory Outlet Centers, Inc. (REIT)	150,500	4,961,985
Texas Capital Bancshares, Inc.(a)	53,000	2,778,260
Tompkins Financial Corp.	26,750	1,427,380
Trustmark Corp.	100,000	2,317,000
UMB Financial Corp.	80,000	4,064,800
Umpqua Holdings Corp.	212,000	3,455,600
		91,936,729
Health Care (14.3%)
Air Methods Corp.(a)	93,000	3,170,370
Anika Therapeutics, Inc.(a)	90,000	2,864,700
Atrion Corp.	5,500	2,062,280
Bio-Techne Corp.	19,500	1,802,970
Bruker Corp.(a)	203,000	3,335,290
Cantel Medical Corp.	43,000	2,438,100
Chemed Corp.	27,000	3,603,690
Computer Programs & Systems, Inc.	72,000	3,033,360
CorVel Corp.(a)	34,700	1,120,810
Cyberonics, Inc.(a)	42,000	2,552,760
Ensign Group, Inc.	13,400	571,242
Haemonetics Corp.(a)	102,000	3,296,640
Masimo Corp.(a)	97,500	3,759,600
Owens & Minor, Inc.	140,000	4,471,600
STERIS Corp.	87,500	5,684,875
U.S. Physical Therapy, Inc.	58,000	2,603,620
West Pharmaceutical Services, Inc.	113,000	6,115,560
		52,487,467
Industrials (14.0%)
Applied Industrial Technologies, Inc.	92,000	3,509,800
Chart Industries, Inc.(a)	85,000	1,632,850
CLARCOR, Inc.	98,000	4,672,640
ESCO Technologies, Inc.	86,000	3,087,400
Franklin Electric Co., Inc.	143,000	3,893,890
Genesee & Wyoming, Inc., Class A(a)	27,000	1,595,160
Herman Miller, Inc.	106,000	3,057,040
Hub Group, Inc., Class A(a)	102,000	3,713,820
Lindsay Corp.	37,000	2,508,230
Team, Inc.(a)	76,000	2,441,120
Tennant Co.	90,000	5,056,200
The Toro Co.	44,725	3,154,902
UniFirst Corp.	61,000	6,515,410
Valmont Industries, Inc.	35,000	3,321,150
Watts Water Technologies, Inc., Class A	61,000	3,222,020
		51,381,632
Information Technology (16.2%)
Coherent, Inc.(a)	40,000	2,188,000
CommVault Systems, Inc.(a)	75,000	2,547,000
DHI Group, Inc.(a)	302,000	2,207,620
ExlService Holdings, Inc.(a)	79,750	2,945,168
InterDigital, Inc.	60,000	3,036,000
IPG Photonics Corp.(a)	58,500	4,444,245
NIC, Inc.	114,000	2,018,940
Plantronics, Inc.	119,000	6,051,150
Polycom, Inc.(a)	270,000	2,829,600
Power Integrations, Inc.	79,000	3,331,430
SolarWinds, Inc.(a)	118,000	4,630,320
Solera Holdings, Inc.	33,000	1,782,000
Synaptics, Inc.(a)	50,000	4,123,000
Syntel, Inc.(a)	131,000	5,935,610
Teradata Corp.(a)	65,500	1,896,880
Ubiquiti Networks, Inc.	129,400	4,385,366
WEX, Inc.(a)	58,000	5,036,720
		59,389,049
Materials (4.6%)
AptarGroup, Inc.	64,000	4,221,440
Calgon Carbon Corp.	181,000	2,819,980
Minerals Technologies, Inc.	71,000	3,419,360
Quaker Chemical Corp.	44,000	3,391,520
Silgan Holdings, Inc.	60,000	3,122,400
		16,974,700
Utilities (4.6%)
American States Water Co.	82,000	3,394,800
New Jersey Resources Corp.	101,000	3,033,030
ONE Gas, Inc.	133,000	6,028,890
Questar Corp.	228,000	4,425,480
		16,882,200
TOTAL COMMON STOCKS (Cost $336,230,935)		364,227,842

INVESTMENT COMPANIES (0.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	2,681,918	2,681,918
TOTAL INVESTMENT COMPANIES (Cost $2,681,918)		2,681,918

Total Investments (Cost $338,912,852)(c) — 100.0%		366,909,760
Liabilities in excess of other assets — 0.0%		(9,447)
NET ASSETS — 100.0%		$366,900,313

(a)         Non-income producing security.

(b)         Rate disclosed is the seven day yield as of September 30, 2015.

(c)          See Federal Tax Information listed in the Notes to the Financial Statements.

REIT Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $338,912,852)	$366,909,760
Interest and dividends receivable	382,846
Prepaid expenses and other assets	34,386
Total Assets	367,326,992
Liabilities:
Payable for capital shares redeemed	182,108
Accrued expenses and other liabilities:
Investment adviser	200,055
Administration and accounting	7,172
Chief compliance officer	2,794
Custodian	8,670
Transfer agent	5,887
Trustee	4,089
Other	15,904
Total Liabilities	426,679
Net Assets	$366,900,313
Composition of Net Assets:
Capital	$285,580,335
Accumulated net investment income	1,147,466
Accumulated net realized gains from investment transactions	52,175,604
Net unrealized appreciation from investments	27,996,908
Net Assets	$366,900,313
Shares outstanding (par value $0.01, unlimited number of shares authorized)	26,806,090
Net Asset Value, Offering Price and Redemption price per share	$13.69

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$2,632,538
Total Investment Income	2,632,538
Expenses:
Investment adviser	1,541,849
Administration and accounting	212,222
Chief compliance officer	10,408
Custodian	32,001
Shareholder servicing	223,184
Transfer agency	21,362
Trustee	14,922
Other	98,010
Total expenses before fee reductions	2,153,958
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(103,134)
Net Expenses	2,048,099
Net Investment Income	584,439
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	22,821,079
Change in unrealized appreciation/depreciation from investments	(64,493,322)
Net realized/unrealized gains (losses) from investments	(41,672,243)
Change in Net Assets Resulting from Operations	$(41,087,804)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$584,439	$791,676
Net realized gains from investment transactions	22,821,079	47,957,282
Change in unrealized appreciation/depreciation from investments	(64,493,322)	(34,259,948)
Change in Net Assets Resulting from Operations	(41,087,804)	14,489,010
Dividends:
Net investment income	—	(386,517)
Net realized gains from investment transactions	—	(31,345,842)
Change in Net Assets Resulting from Shareholder Dividends	—	(31,732,359)
Capital Share Transactions:
Proceeds from shares issued	8,145,858	13,576,896
Dividends reinvested	—	31,322,227
Cost of shares redeemed	(39,839,029)	(124,266,848)
Change in Net Assets Resulting from Capital Share Transactions	(31,693,171)	(79,367,725)
Change in Net Assets	(72,780,975)	(96,611,074)
Net Assets:
Beginning of period	439,681,288	536,292,362
End of period	$366,900,313	$439,681,288
Share Transactions:
Issued	551,557	907,477
Reinvested	—	2,178,180
Redeemed	(2,667,995)	(8,264,667)
Change in shares	(2,116,438)	(5,179,010)
Accumulated net investment income	$1,147,466	$563,027

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.20		$15.73	$14.25	$13.24	$14.00	$11.52

Investment Activities:
Operations:
Net investment income	0.02		0.03	—	0.05	0.01	0.02
Net realized and unrealized gains (losses) from investment transactions	(1.53)		0.51	2.66	1.43	0.20	2.91
Total from investment activities	(1.51)		0.54	2.66	1.48	0.21	2.93
Dividends:
Net investment income	—		(0.01)	—	(0.05)	(0.01)	(0.03)
Net realized gains from investments	—		(1.06)	(1.18)	(0.42)	(0.96)	(0.42)
Total dividends	—		(1.07)	(1.18)	(0.47)	(0.97)	(0.45)

Net Asset Value, End of Period	$13.69		$15.20	$15.73	$14.25	$13.24	$14.00
Total Return	(9.93	)%(a)	3.81%	18.74%	11.61%	2.35%	25.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$366,900		$439,681	$536,292	$502,789	$328,009	$268,237
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.29	%(b)	0.17%	0.02%	0.38%	0.05%	0.15%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.05	%(b)	1.05%	1.07%	0.99%	1.09%	1.12%
Portfolio turnover rate	13.74	%(a)	28.62%	34.50%	33.34%	30.99%	35.54%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Environmental, Social and
Governance Research and	Walden Asset Management
Action Update (Unaudited)	Advancing sustainable business practices since 1975

Rhode Island Senator Sheldon Whitehouse had this message for companies in response to a recent New York Times editorial(1):

We need strong corporate climate policies. We also need strong corporate climate politics. Make climate change a priority when you lobby Congress. Demand that your advocacy groups adhere to your climate principles, just as you ask your suppliers to do. Stop the funding of denier front groups. Put your politics where your policies are.

Walden couldn’t agree more. In advance of the November 30 launch of a crucial global climate conference in Paris (“Paris 2015”) that aims to forge a new international agreement on climate change, Walden continues to encourage companies to be a vocal, positive influence for public policy solutions.

ADDRESSING CLIMATE CHANGE

In August, the Obama Administration announced new carbon pollution standards for existing fossil fuel-fired power plants known as the Clean Power Plan. These standards are a critical part of the Administration’s overall climate strategy because electric power generation accounts for roughly one-third of U.S. greenhouse gas (GHG) emissions. Opposition from the U.S. Chamber of Commerce was immediate. Over 60 institutional investors and organizations, led by Walden, wrote to approximately 50 companies that are on the Board or are prominent members of the Chamber. We asked the companies to use their leverage and voice to encourage the Chamber to halt its campaign against the Clean Power Plan and to publicly distance their companies from the organization’s current actions in opposition to the Plan.

Thus far, most company responses to our letter have focused on their own climate policies and GHG reduction goals and progress, while also indicating that trade associations do not necessarily represent their views. Several companies told us that they spoke with Chamber leadership directly, informing the organization that their companies do not share its opposition to the Clean Power Plan. Walden believes this is a sign of progress since we rarely see companies challenge the Chamber’s actions.

Walden continues to have numerous other conversations encouraging companies to speak out for smart climate policies and adopt robust, science-based GHG goals. Specifically, we are advocating for a reduction in GHG emissions of 55 percent globally by 2050, the likely minimum required to avoid the most catastrophic consequences of climate change according to scientific consensus (as reported by the International Governmental Panel on Climate Change of IPCC).

We have been pleased to observe significant progress. PepsiCo endorsed the American Business Act on Climate Pledge that supports a successful Paris 2015, stating: “We recognize that limiting global warming to 2º Celsius is absolutely critical to our future and reiterate our call for collective action and our commitment to implementing solutions that will help achieve this goal.” Similarly, six major U.S. banks including Bank of America, Citigroup, and JPMorgan issued a joint statement calling for a price on carbon emissions as well as “leadership and cooperation among governments for commitments leading to a strong global climate agreement.” Becton Dickinson recently announced 2020 sustainability goals that include significant GHG and energy reduction targets as well as a commitment to procure half of its total energy from renewable sources. In addition, Becton Dickinson told Walden it intends to significantly expand lobbying disclosure.

Walden also supports public policies that complement our company dialogues. We joined companies and investors across the country asking the National Governors Association and 29 state governors to act promptly in implementing plans to comply with the Clean Power Plan. In addition, we supported a separate climate initiative of the Administration that addresses methane emissions by energy companies, a potent greenhouse gas that is increasing partly due to greater U.S. production from unconventional sources of natural gas.

ENCOURAGING EQUAL OPPORTUNITY

Walden can confirm an important milestone in client core equity portfolios. For the first time, all companies in this strategy include sexual orientation in their equal employment opportunity (EEO) policies. More than 80 percent of these companies also include

(1) Kaeser, Joe, “Industry Can Lead on Climate Change,” New York Times, September 22, 2015.

gender identity, representing a dramatic increase in recent years. Smaller companies continue to be responsive as well. Both Commerce Bancshares and Interval Leisure Group agreed to post inclusive EEO policies to their websites, the latter after updating its policy to incorporate sexual orientation and gender identity. We also wrote to commend the following seven companies for their support of the Equality Act that calls for comprehensive federal protections for LGBT individuals in employment, housing, and access to credit: Apple, Google, IBM, Microsoft, Nike, Oracle, and Symantec.

In August, we wrote to 28 companies to explain that Walden voted proxies against directors serving on nominating committees due to insufficient board diversity. To date, about half have responded and many conversations about the value of diverse leadership on the board and in senior management are underway. We are asking companies to explicitly identify gender and racial diversity among the factors considered for nominating directors and to commit to a diverse candidate pool in new searches. Franklin Electric and Plantronics each recently added a woman director, one of whom is Latina.

Walden also provided written testimony in support of Massachusetts’ Resolution S.1007, a bill asking private companies to adopt policies to increase board diversity, increase disclosure, and strive for a minimum representation of three women on boards of nine directors or greater within three years. The resolution passed in the state Senate and will be introduced in the House soon.

REWARDING PERSISTENCE

Since 2010, Walden has filed shareholder resolutions annually seeking a sustainability report at medical devices company C.R. Bard. Shareholder support was always strong and reached a high of 38 percent in 2014. We are delighted to report that C.R. Bard recently published a substantial inaugural 2014 Sustainability Report. We look forward to providing feedback to help enhance their reporting over time.

This positive outcome underscores our belief that being a long-term shareholder is often a key component of successful company engagement.

CARBON PRICING: A FRONTIER OF CORPORATE RISK & COST MANAGEMENT

The foundation of an effective global strategy to mitigate climate change is the successful implementation of a carbon pricing mechanism. Either through a tax on carbon or a cap-and-trade system, putting a price tag on carbon pollution is widely believed to be the most effective way to catalyze the transition to a lower-carbon economy. Unfortunately, U.S. legislative efforts to price carbon have stalled in our nation’s divided and acrimonious political environment.

Walden has long brought an investor voice to U.S. and global public policy debates on the importance of a carbon pricing mandate. At the same time, we have encouraged companies to set science-based greenhouse gas reduction goals and back smart climate policies. We believe that support from corporate leaders will help end the political quagmire that currently prevents legislative progress in the U.S.

We find reason for optimism in a new publication of CDP, the world’s largest repository of company reported responses to climate change. Putting a price on risk: Carbon pricing in the corporate world documents the increasing number of companies that internally assign a price on carbon to account for the estimated costs of greenhouse gas emissions, provide incentives for investment in energy efficiency and renewable energy, and manage risks associated with anticipated future regulation and action on carbon pricing. Nearly 100 U.S. and Canadian companies now price internal carbon emissions, more than twice the number in 2014, with an approximately equal number pledging to have a pricing mechanism in place within two years.

Examples include:

•        Colgate Palmolive allocates the cost of green power purchases to global locations according to their greenhouse gas emissions. This practice provides incentives to local managers to further reduce carbon pollution.

•        EMC incorporates a risk-based cost of carbon, defined as the “expected long-term costs associated with increased emissions,” into capital investment decisions.

•        Google reports that carbon prices are incorporated in its risk assessments, and provided an example of using a shadow price for carbon to estimate future energy costs at data centers.

•        Microsoft collects fees from business units based on carbon emissions associated with office use, software development labs, data centers, and air travel. These funds are used for energy efficiency improvements, green power purchases, and carbon offset projects.

The CDP report, along with our own assessments and engagement experience, suggests that companies are ahead of policy-makers in tackling the century-defining issue of climate change. We are hopeful that corporate leadership on carbon pricing may just help crack the current political stalemate.

Investment Performance (Unaudited)	Walden Asset Management Fund
September 30, 2015

	For the period ended 9/30/15
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Asset Management Fund(1)	-3.51%	0.21%	8.24%	5.38%	4.54%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	4.17%
Barclays U.S. Government/Credit Index	-0.92%	2.73%	3.09%	4.61%	5.41%
Citigroup 90-Day U.S. Treasury Bill Index	0.01%	0.02%	0.06%	1.26%	1.93%
Morningstar U.S. Open-End Moderate Allocation Funds Average	-6.10%	-2.64%	6.82%	4.54%	4.02%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Walden Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. The Morningstar U.S. Open-End Moderate Allocation Funds Average is an average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. Investors cannot invest directly in an average or an index.

Fund Net Asset Value:	$15.40
Gross Expense Ratio(1):	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of contractual fee waivers. After giving effect to such fee waivers, the Asset Management Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 1.00%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

Walden Equity Fund	Investment Performance (Unaudited)
September 30, 2015

Fund Net Asset Value:	$17.62
Gross Expense Ratio(1):	1.09%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Equity Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 1.00%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

	For the period ended 9/30/15
	Aggregate	Annualized
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Equity Fund(1)	-5.01%	-0.79%	10.89%	6.67%	5.08%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	4.17%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical 10-year performance of a hypothetical investment of $100,000 in the Walden Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Midcap Fund
September 30, 2015

	For the period ended 9/30/15
	Aggregate	Annualized
			Since
			Inception
	Six Months	1 Year	8/1/11
Walden Midcap Fund(1)	-5.99%	2.67%	10.37%
Russell Midcap® Index	-9.42%	-0.25%	12.04%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden Midcap Fund from August 1, 2011 to September 30, 2015, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$14.27
Gross Expense Ratio(1):	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 1.00%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

Walden SMID Cap	Investment Performance (Unaudited)
Innovations Fund
September 30, 2015

Fund Net Asset Value:	$13.27
Gross Expense Ratio(1):	1.12%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the SMID Cap Innovations Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 1.00%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

	For the period ended 9/30/15
	Aggregate	Annualized
			Since
			Inception
	Six Months	1 Year	6/28/12
Walden SMID Cap Innovations Fund(1)	-9.73%	1.34%	11.12%
Russell 2500® Index	-10.60%	0.38%	14.21%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden SMID Cap Innovations Fund from June 28, 2012 to September 30, 2015, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden SMID Cap Innovations Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Small Cap
Innovations Fund
September 30, 2015

	For the period ended 9/30/15
	Aggregate	Annualized
				Since
				Inception
	Six Months	1 Year	5 Year	10/24/08
Walden Small Cap Innovations Fund(1)	-10.02%	0.38%	9.53%	13.19%
Russell 2000® Index	-11.55%	1.25%	11.73%	14.61%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical performance of a hypothetical investment of $100,000 in the Walden Small Cap Innovations Fund from October 24, 2008 to September 30, 2015, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Innovations Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$17.69
Gross Expense Ratio(1):	1.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Small Cap Innovations Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 1.00%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

Walden International	Investment Performance (Unaudited)
Equity Fund
September 30, 2015

Fund Net Asset Value:	$9.13
Gross Expense Ratio(1):	1.39%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2015. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the International Equity Fund’s Net Expense Ratio, as reflected in the August 1, 2015 prospectus, is 1.15%. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2015 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2016 and may be terminated thereafter.

For the period ended
9/30/15
Aggregate
Since Inception
6/9/15
Walden International Equity Fund(1)	-8.70%
MSCI World ex-USA Index	-11.42%

Hypothetical Growth of a $100,000 Investment

The above chart represents the historical performance of a hypothetical $100,000 investment in the Walden International Equity Fund from June 9, 2015 to September 30, 2015, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden International Equity Fund is measured against the MSCI World ex-USA Index, which is an unmanaged index that captures large and mid cap representation across 22 of 23 developed markets countries, excluding the United States. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Schedule of Portfolio Investments	Walden Asset Management Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (72.5%)
Consumer Discretionary (10.1%)
Advance Auto Parts, Inc.	4,500	852,885
Autoliv, Inc.	4,000	436,040
Dollar General Corp.	8,500	615,740
McDonald’s Corp.	7,000	689,710
NIKE, Inc., Class B	14,000	1,721,580
Nordstrom, Inc.	9,500	681,245
Omnicom Group, Inc.	13,000	856,700
Ross Stores, Inc.	22,000	1,066,340
The Home Depot, Inc.	2,000	230,980
Time Warner Cable, Inc.	5,000	896,850
		8,048,070
Consumer Staples (9.2%)
Colgate-Palmolive Co.	15,700	996,322
Costco Wholesale Corp.	9,200	1,330,044
CVS Health Corp.	7,500	723,600
General Mills, Inc.	19,000	1,066,470
PepsiCo, Inc.	12,500	1,178,750
Procter & Gamble Co.	14,000	1,007,160
Reckitt Benckiser Group PLC, Sponsored ADR	57,000	1,040,250
		7,342,596
Energy (2.9%)
Apache Corp.	14,000	548,240
ConocoPhillips	26,000	1,246,960
Oceaneering International, Inc.	13,000	510,640
		2,305,840
Financials (11.7%)
American Express Co.	10,000	741,300
Chubb Corp.	9,000	1,103,850
Cincinnati Financial Corp.	20,000	1,076,000
Comerica, Inc.	17,000	698,700
Commerce Bancshares, Inc.	14,000	637,840
JPMorgan Chase & Co.	13,000	792,610
PNC Financial Services Group, Inc.	9,000	802,800
State Street Corp.	10,000	672,100
T. Rowe Price Group, Inc.	17,000	1,181,500
U.S. Bancorp	20,000	820,199
Wells Fargo & Co.	15,000	770,250
		9,297,149
Health Care (11.5%)
Abbott Laboratories	20,000	804,400
Becton, Dickinson & Co.	8,000	1,061,280
C.R. Bard, Inc.	5,500	1,024,705
Express Scripts Holding Co.(a)	11,000	890,560
Johnson & Johnson, Inc.	12,000	1,120,200
Medtronic PLC	12,500	836,750
Merck & Co., Inc.	11,100	548,229
Mettler-Toledo International, Inc.(a)	2,200	626,428
Quintiles Transnational Holdings, Inc.(a)	10,000	695,700
Stryker Corp.	9,000	846,900
Waters Corp.(a)	6,000	709,260
		9,164,412
Industrials (9.2%)
3M Co.	8,000	1,134,160
Deere & Co.	9,000	666,000
Donaldson Co., Inc.	14,000	393,120
Emerson Electric Co.	14,000	618,380
Illinois Tool Works, Inc.	11,000	905,410
Lincoln Electric Holdings, Inc.	9,500	498,085
Sensata Technologies Holding NV(a)	11,000	487,740
Union Pacific Corp.	8,000	707,280
United Parcel Service, Inc., Class B	9,000	888,210
W.W. Grainger, Inc.	4,650	999,797
		7,298,182

	Shares or
	Principal
	Amount ($)
Information Technology (13.4%)
Accenture PLC, Class A	12,500	1,228,249
Apple, Inc.	15,000	1,654,500
Automatic Data Processing, Inc.	12,000	964,320
Cisco Systems, Inc.	33,000	866,250
EMC Corp.	30,000	724,800
Alphabet Inc., Class A(a)	900	574,533
Alphabet Inc., Class C(a)	902	548,795
International Business Machines Corp.	3,000	434,910
Microsoft Corp.	31,000	1,372,060
Oracle Corp.	22,000	794,640
QUALCOMM, Inc.	14,000	752,220
Visa, Inc.	12,000	835,920
		10,751,197
Materials (2.4%)
AptarGroup, Inc.	12,000	791,520
PPG Industries, Inc.	6,000	526,140
Praxair, Inc.	6,000	611,160
		1,928,820
Telecommunication Services (0.5%)
AT&T, Inc.	13,244	431,490
		431,490
Utilities (1.6%)
Consolidated Edison, Inc.	10,000	668,500
Eversource Energy	12,000	607,440
		1,275,940
TOTAL COMMON STOCKS (Cost $39,657,337)		57,843,696

CORPORATE BONDS (5.0%)
Consumer Discretionary (0.3%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	212,934

Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	161,478

Financials (2.4%)
American Express Co., 2.65%, 12/2/22	287,000	279,957
American Express Co., 7.00%, 3/19/18	250,000	281,035
Calvert Social Investment Foundation, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	249,301
International Finance Corp., 0.63%, 11/15/16	250,000	250,123
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	254,261
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	312,611
North American Development Bank, 4.38%, 2/11/20	100,000	110,388
Wells Fargo & Company, 5.75%, 6/15/17	100,000	107,481
		1,920,157
Health Care (0.5%)
Becton, Dickinson & Co., 3.13%, 11/8/21	250,000	252,062
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	161,410
		413,472
Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	78,109

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)
Information Technology (1.1%)
Apple, Inc., 2.85%, 5/6/21	350,000	359,231
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	304,741
Oracle Corp., 5.75%, 4/15/18	200,000	220,931
		884,903
Materials (0.3%)
Sigma-Aldrich Corp., 3.38%, 11/1/20, Callable 8/1/20 @ 100	200,000	205,877

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	108,414
TOTAL CORPORATE BONDS (Cost $3,834,310)		3,985,344

MUNICIPAL BONDS (0.8%)
Illinois (0.3%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 11/9/15 @ 100	200,000	200,150

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100, Prerefunded 3/15/16 @ 100	150,000	152,946

Wisconsin (0.3%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	273,265
TOTAL MUNICIPAL BONDS (Cost $601,218)		626,361

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (18.6%)
Federal Farm Credit Bank
2.60%, 10/6/22	250,000	257,187
2.75%, 7/16/27	250,000	251,646
2.85%, 3/2/28	750,000	746,135
5.38%, 11/10/20	250,000	293,674
		1,548,642
Federal Home Loan Bank
0.63%, 12/28/16	250,000	250,574
2.50%, 3/11/22	200,000	208,094
2.88%, 6/14/24	1,000,000	1,030,897
2.88%, 9/13/24	1,000,000	1,030,810
3.25%, 6/9/23	850,000	900,301
5.25%, 12/11/20	200,000	236,555
5.25%, 8/15/22	1,000,000	1,204,510
5.50%, 7/15/36	700,000	927,491
		5,789,232
Federal Home Loan Mortgage Corporation
1.00%, 3/8/17	1,000,000	1,006,498
2.38%, 1/13/22	2,750,000	2,833,903
		3,840,401
Federal National Mortgage Association
0.88%, 12/20/17	1,000,000	1,002,753
1.75%, 11/26/19	500,000	509,170
		1,511,923
Government National Mortgage Association
4.00%, 9/15/40	87,478	93,472
4.00%, 9/15/41	311,769	333,475
6.50%, 5/15/32	21,685	24,889
		451,836
U.S. Treasury Inflation Index Note
0.63%, 7/15/21	264,720	268,691
1.25%, 7/15/20	1,367,888	1,437,342
		1,706,033
Total U.S. Government & U.S. Government Agency Obligations (Cost $14,358,008)		14,848,067

INVESTMENT COMPANIES (2.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (c)	2,298,893	2,298,893
TOTAL INVESTMENT COMPANIES (Cost $2,298,893)		2,298,893

Total Investments (Cost $60,749,766)(d) — 99.8%		79,602,361
Other assets in excess of liabilities — 0.2%		154,700
NET ASSETS — 100.0%		$79,757,061

(a)    Non-income producing security.

(b)    Illiquid Security.

(c)     Rate disclosed is the seven day yield as of September 30, 2015.

(d)    See Federal Tax Information listed in the Notes to the Financial Statements.

ADR                                             American Depositary Receipt

FGIC                                          Financial Guaranty Insurance Company

GO                                                      General Obligation

NATL-RE                 Reinsured by National Public Finance Guarantee Corporation

PLC                                                Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $60,749,766)	$79,602,361
Interest and dividends receivable	211,470
Prepaid expenses and other assets	11,157
Total Assets	79,824,988
Liabilities:
Payable for capital shares redeemed	5,590
Accrued expenses and other liabilities:
Investment adviser	45,651
Administration and accounting	2,395
Chief compliance officer	639
Custodian	2,037
Transfer agent	4,961
Trustee	935
Other	5,719
Total Liabilities	67,927
Net Assets	$79,757,061
Composition of Net Assets:
Capital	$55,600,187
Accumulated net investment income	770,521
Accumulated net realized gains from investment transactions	4,533,758
Net unrealized appreciation from investments	18,852,595
Net Assets	$79,757,061
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,178,461
Net Asset Value, Offering Price and Redemption price per share	$15.40

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Interest	$294,311
Dividends	676,114
Total Investment Income	970,425
Expenses:
Investment adviser	312,728
Administration and accounting	45,178
Chief compliance officer	2,104
Custodian	6,813
Shareholder servicing	19,554
Transfer agency	18,588
Trustee	2,988
Other	26,008
Total expenses before fee reductions	433,961
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(15,558)
Net Expenses	415,678
Net Investment Income	554,747
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,200,168
Change in unrealized appreciation/depreciation from investments	(4,588,455)
Net realized/unrealized gains (losses) from investments	(3,388,287)
Change in Net Assets Resulting from Operations	$(2,833,540)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$554,747	$864,232
Net realized gains from investment transactions	1,200,168	3,898,437
Change in unrealized appreciation/depreciation from investments	(4,588,455)	751,465
Change in Net Assets Resulting from Operations	(2,833,540)	5,514,134
Dividends:
Net investment income	—	(838,735)
Net realized gains from investment transactions	—	(559,047)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,397,782)
Capital Share Transactions:
Proceeds from shares issued	1,839,357	4,635,811
Dividends reinvested	—	1,252,876
Cost of shares redeemed	(3,748,150)	(4,673,557)
Change in Net Assets Resulting from Capital Share Transactions	(1,908,793)	1,215,130
Change in Net Assets	(4,742,333)	5,331,482
Net Assets:
Beginning of period	84,499,394	79,167,912
End of period	$79,757,061	$84,499,394
Share Transactions:
Issued	117,933	294,956
Reinvested	—	79,146
Redeemed	(233,203)	(298,010)
Change in shares	(115,270)	76,092
Accumulated net investment income	$770,521	$215,774

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.96		$15.17	$13.53	$12.82	$12.07	$10.98

Investment Activities:
Operations:
Net investment income	0.11		0.17	0.13	0.15	0.12	0.15
Net realized and unrealized gains (losses) from investment transactions	(0.67)		0.89	1.72	0.71	0.75	1.09
Total from investment activities	(0.56)		1.06	1.85	0.86	0.87	1.24
Dividends:
Net investment income	—		(0.16)	(0.13)	(0.15)	(0.12)	(0.15)
Net realized gains from investments	—		(0.11)	(0.08)	—	—	—
Total dividends	—		(0.27)	(0.21)	(0.15)	(0.12)	(0.15)

Net Asset Value, End of Period	$15.40		$15.96	$15.17	$13.53	$12.82	$12.07
Total Return	(3.51	)%(a)	7.00%	13.73%	6.83%	7.35%	11.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$79,757		$84,499	$79,168	$64,728	$57,080	$48,044
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.33	%(b)	1.06%	0.95%	1.25%	1.04%	1.30%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.04	%(b)	1.04%	1.05%	1.10%	1.13%	1.14%
Portfolio turnover rate	3.28	%(a)	21.62%	6.50%	15.93%	24.56%	31.03%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c)  During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.5%)
Consumer Discretionary (14.2%)
Advance Auto Parts, Inc.	11,000	2,084,830
Autoliv, Inc.	9,000	981,090
Dollar General Corp.	18,000	1,303,920
McDonald’s Corp.	15,000	1,477,950
NIKE, Inc., Class B	33,000	4,058,010
Nordstrom, Inc.	30,000	2,151,300
Omnicom Group, Inc.	37,500	2,471,250
Ross Stores, Inc.	48,000	2,326,560
The TJX Cos., Inc.	3,000	214,260
Time Warner Cable, Inc.	16,000	2,869,920
		19,939,090
Consumer Staples (12.5%)
Colgate-Palmolive Co.	40,000	2,538,400
Costco Wholesale Corp.	20,000	2,891,400
CVS Health Corp.	18,800	1,813,824
General Mills, Inc.	45,000	2,525,850
PepsiCo, Inc.	32,000	3,017,600
Procter & Gamble Co.	36,000	2,589,840
Reckitt Benckiser Group PLC, Sponsored ADR	125,000	2,281,250
		17,658,164
Energy (4.2%)
Apache Corp.	34,000	1,331,440
ConocoPhillips	65,000	3,117,400
Oceaneering International, Inc.	36,500	1,433,720
		5,882,560
Financials (15.3%)
American Express Co.	20,000	1,482,600
BB&T Corp.	5,000	178,000
Chubb Corp.	18,000	2,207,700
Cincinnati Financial Corp.	50,000	2,690,000
Comerica, Inc.	38,000	1,561,800
JPMorgan Chase & Co.	30,000	1,829,100
Northern Trust Corp.	15,000	1,022,400
PNC Financial Services Group, Inc.	24,000	2,140,800
State Street Corp.	22,000	1,478,620
T. Rowe Price Group, Inc.	41,000	2,849,500
U.S. Bancorp	50,000	2,050,500
Wells Fargo & Co.	40,000	2,054,000
		21,545,020
Health Care (15.8%)
Abbott Laboratories	30,000	1,206,600
Becton, Dickinson & Co.	19,000	2,520,540
C.R. Bard, Inc.	13,000	2,422,030
DENTSPLY International, Inc.	23,000	1,163,110
Express Scripts Holding Co.(a)	32,000	2,590,720
Johnson & Johnson, Inc.	28,000	2,613,800
Medtronic PLC	28,000	1,874,320
Merck & Co., Inc.	25,000	1,234,750
Mettler-Toledo International, Inc.(a)	5,600	1,594,544
Quintiles Transnational Holdings, Inc.(a)	23,000	1,600,110
Stryker Corp.	20,000	1,882,000
Waters Corp.(a)	13,000	1,536,730
		22,239,254
Industrials (13.2%)
3M Co.	18,000	2,551,860
Deere & Co.	18,000	1,332,000
Donaldson Co., Inc.	25,000	702,000
Emerson Electric Co.	38,000	1,678,460
Hubbell, Inc., Class B	13,000	1,104,350
Illinois Tool Works, Inc.	24,000	1,975,440
Lincoln Electric Holdings, Inc.	26,000	1,363,180
Sensata Technologies Holding NV(a)	28,000	1,241,520
Union Pacific Corp.	25,000	2,210,250
United Parcel Service, Inc., Class B	19,000	1,875,110
W.W. Grainger, Inc.	12,000	2,580,120
		18,614,290
Information Technology (18.1%)
Accenture PLC, Class A	35,000	3,439,101
Apple, Inc.	36,000	3,970,800
Automatic Data Processing, Inc.	22,000	1,767,920
Cisco Systems, Inc.	72,000	1,890,000
EMC Corp.	75,000	1,812,000
Alphabet Inc., Class A(a)	2,600	1,659,762
Alphabet Inc., Class C(a)	2,607	1,586,151
International Business Machines Corp.	2,000	289,940
Microsoft Corp.	77,000	3,408,020
Oracle Corp.	60,000	2,167,200
QUALCOMM, Inc.	34,000	1,826,820
Visa, Inc.	26,000	1,811,160
		25,628,874
Materials (3.2%)
AptarGroup, Inc.	27,000	1,780,920
PPG Industries, Inc.	16,000	1,403,040
Praxair, Inc.	13,000	1,324,180
		4,508,140
Telecommunication Services (0.7%)
AT&T, Inc.	32,164	1,047,903
		1,047,903
Utilities (2.3%)
Consolidated Edison, Inc.	25,000	1,671,250
Eversource Energy	30,000	1,518,600
		3,189,850
TOTAL COMMON STOCKS (Cost $93,064,833)		140,253,145

INVESTMENT COMPANIES (0.5%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	640,735	640,735
TOTAL INVESTMENT COMPANIES (Cost $640,735)		640,735

Total Investments (Cost $93,705,569)(c) — 100.0%		140,893,880
Liabilities in excess of other assets — 0.0%		(51,477)

NET ASSETS — 100.0%		$140,842,403

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2015.

(c)  See Federal Tax Information listed in the Notes to the Financial Statements.

ADR American Depositary Receipt

PLC Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $93,705,569)	$140,893,880
Interest and dividends receivable	207,169
Receivable for capital shares issued	23
Prepaid expenses and other assets	13,691
Total Assets	141,114,763
Liabilities:
Payable for capital shares redeemed	172,065
Accrued expenses and other liabilities:
Investment adviser	73,536
Administration and accounting	2,839
Chief compliance officer	1,254
Custodian	3,962
Transfer agent	8,780
Trustee	1,836
Other	8,088
Total Liabilities	272,360
Net Assets	$140,842,403
Composition of Net Assets:
Capital	$85,662,617
Accumulated net investment income	1,286,056
Accumulated net realized gains from investment transactions	6,705,419
Net unrealized appreciation from investments	47,188,311
Net Assets	$140,842,403
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,993,784
Net Asset Value, Offering Price and Redemption price per share	$17.62

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$1,637,450
Total Investment Income	1,637,450
Expenses:
Investment adviser	573,865
Administration and accounting	79,108
Chief compliance officer	3,933
Custodian	12,450
Shareholder servicing	79,577
Transfer agency	25,833
Trustee	5,541
Other	43,774
Total expenses before fee reductions	824,081
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(58,797)
Net Expenses	762,559
Net Investment Income	874,891
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	3,203,801
Change in unrealized appreciation/depreciation from investments	(11,517,821)
Net realized/unrealized gains (losses) from investments	(8,314,020)
Change in Net Assets Resulting from Operations	$(7,439,129)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$874,891	$1,442,315
Net realized gains from investment transactions	3,203,801	9,300,993
Change in unrealized appreciation/depreciation from investments	(11,517,821)	1,022,961
Change in Net Assets Resulting from Operations	(7,439,129)	11,766,269
Dividends:
Net investment income	—	(1,402,464)
Net realized gains from investment transactions	—	(7,427,363)
Change in Net Assets Resulting from Shareholder Dividends	—	(8,829,827)
Capital Share Transactions:
Proceeds from shares issued	2,988,012	13,182,101
Dividends reinvested	—	7,987,749
Cost of shares redeemed	(12,205,891)	(18,485,773)
Change in Net Assets Resulting from Capital Share Transactions	(9,217,879)	2,684,077
Change in Net Assets	(16,657,008)	5,620,519
Net Assets:
Beginning of period	157,499,411	151,878,892
End of period	$140,842,403	$157,499,411
Share Transactions:
Issued	160,198	700,427
Reinvested	—	434,117
Redeemed	(657,435)	(991,135)
Change in shares	(497,237)	143,409
Accumulated net investment income	$1,286,056	$411,165

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$18.55		$18.19	$15.41	$14.39	$13.32	$11.61
Investment Activities:
Operations:
Net investment income	0.11		0.18	0.16	0.16	0.13	0.11
Net realized and unrealized gains (losses) from investment transactions	(1.04)		1.29	2.86	1.01	1.06	1.71
Total from investment activities	(0.93)		1.47	3.02	1.17	1.19	1.82
Dividends:
Net investment income	—		(0.18)	(0.15)	(0.15)	(0.12)	(0.11)
Net realized gains from investments	—		(0.93)	(0.09)	—	—	—
Total dividends	—		(1.11)	(0.24)	(0.15)	(0.12)	(0.11)

Net Asset Value, End of Period	$17.62		$18.55	$18.19	$15.41	$14.39	$13.32
Total Return	(5.01	)%(a)	8.13%	19.66%	8.27%	9.06%	15.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$140,842		$157,499	$151,879	$130,698	$104,206	$92,221
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.15	%(b)	0.95%	0.95%	1.22%	0.97%	0.93%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.08	%(b)	1.09%	1.08%	1.14%	1.09%	1.13%
Portfolio turnover rate	4.55	%(a)	21.31%	12.33%	10.34%	11.06%	13.07%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.3%)
Consumer Discretionary (15.7%)
Advance Auto Parts, Inc.	3,000	568,590
Autoliv, Inc.	3,500	381,535
Dollar General Corp.	5,000	362,200
Hasbro, Inc.	6,000	432,840
LKQ Corp.(a)	11,000	311,960
Nordstrom, Inc.	8,550	613,121
Omnicom Group, Inc.	10,000	659,000
O’Reilly Automotive, Inc.(a)	2,100	525,000
Ross Stores, Inc.	12,150	588,910
Sally Beauty Holdings, Inc.(a)	12,500	296,875
Williams Sonoma, Inc.	4,500	343,575
		5,083,606
Consumer Staples (9.1%)
Campbell Soup Co.	8,200	415,576
Church & Dwight Co., Inc.	8,600	721,540
McCormick & Co., Inc.	6,650	546,497
The Clorox Co.	5,275	609,421
The Hershey Co.	3,750	344,550
Whole Foods Market, Inc.	10,000	316,500
		2,954,084
Energy (3.5%)
Cabot Oil & Gas Corp.	6,250	136,625
Dril-Quip, Inc.(a)	5,000	291,100
Energen Corp.	4,400	219,384
FMC Technologies, Inc.(a)	7,950	246,450
Oceaneering International, Inc.	6,400	251,392
		1,144,951
Financials (18.3%)
Bank of Hawaii Corp.	3,250	206,343
BioMed Realty Trust, Inc. (REIT)	15,000	299,700
BOK Financial Corp.	4,925	318,697
Brown & Brown, Inc.	10,500	325,185
Cincinnati Financial Corp.	10,100	543,380
Comerica, Inc.	6,900	283,590
Commerce Bancshares, Inc.	7,037	320,605
Cullen/Frost Bankers, Inc.	4,400	279,752
Digital Realty Trust, Inc. (REIT)	4,425	289,041
East West Bancorp, Inc.	7,100	272,782
Eaton Vance Corp.	9,125	304,958
Jones Lang LaSalle, Inc.	2,850	409,745
Moody’s Corp.	2,800	274,960
Northern Trust Corp.	9,375	638,999
SEI Investments Co.	8,725	420,807
Signature Bank(a)	1,800	247,608
T. Rowe Price Group, Inc.	7,750	538,625
		5,974,777
Health Care (13.5%)
C.R. Bard, Inc.	2,950	549,614
DENTSPLY International, Inc.	6,775	342,612
Laboratory Corp. of America Holdings(a)	3,500	379,645
MEDNAX, Inc.(a)	3,925	301,401
Mettler-Toledo International, Inc.(a)	1,700	484,058
Quintiles Transnational Holdings, Inc.(a)	4,675	325,240
ResMed, Inc.	4,425	225,498
St. Jude Medical, Inc.	7,600	479,484
The Cooper Companies, Inc.	3,300	491,238
Varian Medical Systems, Inc.(a)	3,650	269,297
Waters Corp.(a)	4,450	526,034
		4,374,121

Industrials (15.7%)
AMETEK, Inc.	9,000	470,880
Avery Dennison Corp.	5,400	305,478
CLARCOR, Inc.	5,175	246,744
Donaldson Co., Inc.	12,000	336,960
Dover Corp.	3,175	181,547
Genesee & Wyoming, Inc., Class A(a)	4,325	255,521
Graco, Inc.	3,500	234,605
Hubbell, Inc., Class B	5,100	433,245
IDEX Corp.	4,775	340,458
Lincoln Electric Holdings, Inc.	6,300	330,309
Nordson Corp.	5,425	341,449
Sensata Technologies Holding NV(a)	7,500	332,550
W.W. Grainger, Inc.	3,000	645,030
Wabtec Corp.	7,175	631,758
		5,086,534
Information Technology (12.9%)
Check Point Software Technologies Ltd.(a)	5,500	436,315
Citrix Systems, Inc.(a)	5,150	356,792
F5 Networks, Inc.(a)	4,450	515,310
FactSet Research Systems, Inc.	3,400	543,354
Fiserv, Inc.(a)	6,000	519,660
IPG Photonics Corp.(a)	3,100	235,507
Juniper Networks, Inc.	12,000	308,520
NetApp, Inc.	7,750	229,400
Paychex, Inc.	7,875	375,086
Syntel, Inc.(a)	8,850	400,994
Teradata Corp.(a)	8,650	250,504
		4,171,442
Materials (5.4%)
Airgas, Inc.	3,475	310,422
AptarGroup, Inc.	8,000	527,680
Ball Corp.	5,500	342,100
International Flavors & Fragrances, Inc.	5,425	560,185
		1,740,387
Utilities (5.2%)
American Water Works Co., Inc.	4,350	239,598
Consolidated Edison, Inc.	5,050	337,593
Eversource Energy	7,833	396,506
ONE Gas, Inc.	8,000	362,640
Questar Corp.	17,500	339,675
		1,676,012

TOTAL COMMON STOCKS (Cost $25,191,638)		32,205,914

INVESTMENT COMPANIES (0.7%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	217,167	217,167
TOTAL INVESTMENT COMPANIES (Cost $217,167)		217,167

Total Investments (Cost $25,408,805)(c) — 100.0%		32,423,081
Other assets in excess of liabilities — 0.0%		15,844
NET ASSETS — 100.0%		$32,438,925

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2015.

(c)  See Federal Tax Information listed in the Notes to the Financial Statements.

REIT              Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Walden Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $25,408,805)	$32,423,081
Interest and dividends receivable	28,436
Receivable for capital shares issued	11,378
Prepaid expenses and other assets	5,993
Total Assets	32,468,888
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	19,293
Administration and accounting	735
Chief compliance officer	284
Custodian	1,012
Transfer agent	4,957
Trustee	416
Other	3,266
Total Liabilities	29,963
Net Assets	$32,438,925
Composition of Net Assets:
Capital	$23,921,040
Accumulated net investment income	104,540
Accumulated net realized gains from investment transactions	1,399,069
Net unrealized appreciation from investments	7,014,276
Net Assets	$32,438,925
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,272,796
Net Asset Value, Offering Price and Redemption price per share	$14.27

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$257,772
Total Investment Income	257,772
Expenses:
Investment adviser	130,993
Administration and accounting	18,253
Chief compliance officer	862
Custodian	3,097
Shareholder servicing	764
Transfer agency	17,842
Trustee	1,220
Other	12,623
Total expenses before fee reductions	185,654
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(8,831)
Net Expenses	174,098
Net Investment Income	83,674
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,014,553
Change in unrealized appreciation/depreciation from investments	(3,191,638)
Net realized/unrealized gains (losses) from investments	(2,177,085)
Change in Net Assets Resulting from Operations	$(2,093,411)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$83,674	$110,825
Net realized gains from investment transactions	1,014,553	1,063,803
Change in unrealized appreciation/depreciation from investments	(3,191,638)	2,571,325
Change in Net Assets Resulting from Operations	(2,093,411)	3,745,953
Dividends:
Net investment income	—	(111,033)
Net realized gains from investment transactions	—	(1,141,232)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,252,265)
Capital Share Transactions:
Proceeds from shares issued	963,500	1,601,016
Dividends reinvested	—	1,215,716
Cost of shares redeemed	(1,390,084)	(928,375)
Change in Net Assets Resulting from Capital Share Transactions	(426,584)	1,888,357
Change in Net Assets	(2,519,995)	4,382,045
Net Assets:
Beginning of period	34,958,920	30,576,875
End of period	$32,438,925	$34,958,920
Share Transactions:
Issued	63,038	109,555
Reinvested	—	83,555
Redeemed	(93,520)	(64,495)
Change in shares	(30,482)	128,615
Accumulated net investment income	$104,540	$20,866

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

						Period
	For the six					August 1,
	months		For the year	For the year	For the year	2011
	ended		ended	ended	ended	through
	Sept. 30,		March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.18		$14.06	$12.06	$11.11	$10.00

Investment Activities:
Operations:
Net investment income	0.04		0.05	0.04	0.06	0.02
Net realized and unrealized gains (losses) from investment transactions	(0.95)		1.65	2.08	0.95	1.11
Total from investment activities	(0.91)		1.70	2.12	1.01	1.13

Dividends:
Net investment income	—		(0.05)	(0.03)	(0.06)	(0.02)
Net realized gains from investments	—		(0.53)	(0.09)	—	—
Total dividends	—		(0.58)	(0.12)	(0.06)	(0.02)

Net Asset Value, End of Period	$14.27		$15.18	$14.06	$12.06	$11.11
Total Return	(5.99	)%(a)	12.25%	17.65%	9.12%	11.33	%(a)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$32,439		$34,959	$30,577	$24,390	$14,213
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.48	%(b)	0.35%	0.30%	0.58%	0.34	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.07	%(b)	1.04%	1.04%	1.23%	1.34	%(b)
Portfolio turnover rate	9.23	%(a)	16.06%	14.86%	12.32%	8.43	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.9%)
Consumer Discretionary (14.4%)
Big Lots, Inc.	6,300	301,896
Bright Horizons Family Solutions, Inc.(a)	3,375	216,810
Cheesecake Factory, Inc.	6,175	333,203
Choice Hotels International, Inc.	4,975	237,059
Dorman Products, Inc.(a)	5,975	304,068
DSW, Inc., Class A	7,550	191,091
Fossil Group, Inc.(a)	2,125	118,745
Gentherm, Inc.(a)	5,725	257,167
Interval Leisure Group, Inc.	6,550	120,258
Sotheby’s	3,225	103,136
Tenneco, Inc.(a)	4,175	186,915
Texas Roadhouse, Inc.	10,800	401,759
Tumi Holdings, Inc.(a)	10,625	187,213
Tupperware Brands Corp.	1,825	90,319
Vitamin Shoppe, Inc.(a)	7,575	247,248
Williams Sonoma, Inc.	4,875	372,205
Wolverine World Wide, Inc.	7,175	155,267
		3,824,359
Consumer Staples (2.2%)
Flowers Foods, Inc.	14,825	366,770
United Natural Foods, Inc.(a)	4,425	214,657
		581,427
Energy (2.6%)
Dril-Quip, Inc.(a)	1,800	104,796
FMC Technologies, Inc.(a)	3,775	117,025
Forum Energy Technologies, Inc.(a)	14,250	173,993
Oceaneering International, Inc.	4,550	178,724
RPC, Inc.	12,100	107,085
		681,623
Financials (24.4%)
Artisan Partners Asset Management, Inc.	5,025	177,031
Bank of Hawaii Corp.	5,800	368,242
BioMed Realty Trust, Inc. (REIT)	10,325	206,294
BOK Financial Corp.	1,950	126,185
Brown & Brown, Inc.	6,900	213,693
Cincinnati Financial Corp.	4,950	266,310
Cohen & Steers, Inc.	4,750	130,388
Commerce Bancshares, Inc.	5,943	270,763
CoreSite Realty Corp. (REIT)	5,125	263,630
Cullen/Frost Bankers, Inc.	1,825	116,034
Digital Realty Trust, Inc. (REIT)	4,825	315,169
East West Bancorp, Inc.	11,450	439,908
Eaton Vance Corp.	7,325	244,802
Encore Capital Group, Inc.(a)	8,400	310,800
Horace Mann Educators Corp.	5,225	173,575
Jones Lang LaSalle, Inc.	3,425	492,412
LPL Financial Holdings, Inc.	3,000	119,310
MarketAxess Holdings, Inc.	3,500	325,080
SEI Investments Co.	8,975	432,863
Signature Bank(a)	2,975	409,240
SVB Financial Group(a)	2,600	300,404
Tanger Factory Outlet Centers, Inc. (REIT)	10,725	353,603
Texas Capital Bancshares, Inc.(a)	3,350	175,607
UMB Financial Corp.	4,300	218,483
		6,449,826
Health Care (14.5%)
Air Methods Corp.(a)	3,200	109,088
Anika Therapeutics, Inc.(a)	5,300	168,699
Bruker Corp.(a)	13,775	226,323
Centene Corp.(a)	4,250	230,478
Chemed Corp.	1,000	133,470
Cyberonics, Inc.(a)	1,700	103,326
DENTSPLY International, Inc.	5,800	293,306
Haemonetics Corp.(a)	4,300	138,976
Masimo Corp.(a)	4,225	162,916
MEDNAX, Inc.(a)	4,525	347,474
Mettler-Toledo International, Inc.(a)	1,250	355,925
Owens & Minor, Inc.	4,100	130,954
Quintiles Transnational Holdings, Inc.(a)	4,050	281,759
ResMed, Inc.	2,675	136,318
STERIS Corp.	5,600	363,832
The Cooper Companies, Inc.	2,075	308,885
West Pharmaceutical Services, Inc.	6,225	336,897
		3,828,626
Industrials (16.0%)
Applied Industrial Technologies, Inc.	4,975	189,796
Avery Dennison Corp.	2,250	127,283
Chart Industries, Inc.(a)	3,825	73,478
CLARCOR, Inc.	3,975	189,528
Donaldson Co., Inc.	9,150	256,932
Franklin Electric Co., Inc.	5,650	153,850
Genesee & Wyoming, Inc., Class A(a)	3,025	178,717
Hub Group, Inc., Class A(a)	5,120	186,419
Hubbell, Inc., Class B	3,350	284,582
IDEX Corp.	2,550	181,815
Lincoln Electric Holdings, Inc.	4,025	211,031
Lindsay Corp.	1,825	123,717
Nordson Corp.	4,400	276,936
Sensata Technologies Holding NV(a)	6,025	267,148
The Middleby Corp.(a)	3,550	373,424
The Toro Co.	3,250	229,255
UniFirst Corp.	3,150	336,451
Valmont Industries, Inc.	1,750	166,058
Wabtec Corp.	3,675	323,583
Watts Water Technologies, Inc., Class A	2,150	113,563
		4,243,566
Information Technology (14.6%)
Coherent, Inc.(a)	1,950	106,665
CommVault Systems, Inc.(a)	3,125	106,125
ExlService Holdings, Inc.(a)	4,275	157,876
F5 Networks, Inc.(a)	3,475	402,405
FactSet Research Systems, Inc.	2,225	355,577
InterDigital, Inc.	3,375	170,775
IPG Photonics Corp.(a)	5,575	423,533
Plantronics, Inc.	5,350	272,048
Polycom, Inc.(a)	16,650	174,492
Power Integrations, Inc.	2,625	110,696
SolarWinds, Inc.(a)	5,450	213,858
Synaptics, Inc.(a)	2,300	189,658
Syntel, Inc.(a)	9,525	431,578
Teradata Corp.(a)	6,525	188,964
Ubiquiti Networks, Inc.	9,125	309,246
WEX, Inc.(a)	2,900	251,836
		3,865,332
Materials (5.7%)
Airgas, Inc.	2,850	254,591
AptarGroup, Inc.	5,325	351,237
Calgon Carbon Corp.	14,750	229,805
International Flavors & Fragrances, Inc.	2,400	247,824
Minerals Technologies, Inc.	4,750	228,760
Silgan Holdings, Inc.	4,000	208,160
		1,520,377
Utilities (4.5%)
American States Water Co.	5,550	229,770
American Water Works Co., Inc.	3,650	201,042
New Jersey Resources Corp.	4,975	149,399
ONE Gas, Inc.	7,300	330,910
Questar Corp.	14,425	279,989
		1,191,110
TOTAL COMMON STOCKS (Cost $24,074,467)		26,186,246

INVESTMENT COMPANIES (1.1%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	299,853	299,853
TOTAL INVESTMENT COMPANIES (Cost $299,853)		299,853

Total Investments (Cost $24,374,320)(c) — 100.0%		26,486,099
Other assets in excess of liabilities — 0.0%		3,121
NET ASSETS — 100.0%		$26,489,220

(a)    Non-income producing security.

(b)    Rate disclosed is the seven day yield as of September 30, 2015.

(c)     See Federal Tax Information listed in the Notes to the Financial Statements.

REIT Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Walden SMID Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $24,374,320)	$26,486,099
Interest and dividends receivable	17,360
Prepaid expenses and other assets	10,282
Total Assets	26,513,741
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	14,244
Administration and accounting	672
Chief compliance officer	231
Custodian	851
Transfer agent	5,411
Trustee	339
Other	2,773
Total Liabilities	24,521
Net Assets	$26,489,220
Composition of Net Assets:
Capital	$22,860,131
Accumulated net investment income	35,562
Accumulated net realized gains from investment transactions	1,481,748
Net unrealized appreciation from investments	2,111,779
Net Assets	$26,489,220
Shares outstanding (par value $0.01, unlimited number of shares authorized)	1,995,942
Net Asset Value, Offering Price and Redemption price per share	$13.27

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$163,493
Total Investment Income	163,493
Expenses:
Investment adviser	107,444
Administration and accounting	15,113
Chief compliance officer	696
Custodian	2,576
Shareholder servicing	2,609
Transfer agency	18,666
Trustee	987
Other	17,086
Total expenses before fee reductions	165,177
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(19,645)
Net Expenses	142,807
Net Investment Income	20,686
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	998,011
Change in unrealized appreciation/depreciation from investments	(3,881,242)
Net realized/unrealized gains (losses) from investments	(2,883,231)
Change in Net Assets Resulting from Operations	$(2,862,545)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the period
	months ended	ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$20,686	$21,855
Net realized gains from investment transactions	998,011	647,642
Change in unrealized appreciation/depreciation from investments	(3,881,242)	1,348,173
Change in Net Assets Resulting from Operations	(2,862,545)	2,017,670
Dividends:
Net investment income	—	(9,861)
Net realized gains from investment transactions	—	(563,783)
Change in Net Assets Resulting from Shareholder Dividends	—	(573,644)
Capital Share Transactions:
Proceeds from shares issued	2,109,449	3,707,064
Dividends reinvested	—	427,587
Cost of shares redeemed	(1,126,981)	(2,989,167)
Change in Net Assets Resulting from Capital Share Transactions	982,468	1,145,484
Change in Net Assets	(1,880,077)	2,589,510
Net Assets:
Beginning of period	28,369,297	25,779,787
End of period	$26,489,220	$28,369,297
Share Transactions:
Issued	144,609	269,872
Reinvested	—	31,188
Redeemed	(78,348)	(216,671)
Change in shares	66,261	84,389
Accumulated net investment income	$35,562	$14,876

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

					Period
	For the six				June 28,
	months		For the year	For the year	2012
	ended		ended	ended	through
	Sept. 30,		March 31,	March 31,	March 31,
	2015		2015	2014	2013
	(Unaudited)
Net Asset Value, Beginning of Period	$14.70		$13.97	$12.09	$10.00

Investment Activities:
Operations:
Net investment income	0.01		0.01	(0.01)	0.03
Net realized and unrealized gains (losses) from investment transactions	(1.44)		1.03	2.38	2.09
Total from investment activities	(1.43)		1.04	2.37	2.12
Dividends:
Net investment income	—		(0.01)	—	(0.03)
Net realized gains from investments	—		(0.30)	(0.49)	—
Total dividends	—		(0.31)	(0.49)	(0.03)

Net Asset Value, End of Period	$13.27		$14.70	$13.97	$12.09
Total Return	(9.73	)%(a)	7.60%	19.68%	21.28	%(a)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$26,489		$28,369	$25,780	$20,458
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00	%(b)
Ratio of net investment income to average net assets	0.14	%(b)	0.08%	(0.05)%	0.43	%(b)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.16	%(b)	1.12%	1.12%	1.60	%(b)
Portfolio turnover rate	12.79	%(a)	33.61%	51.57%	13.31	%(a)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)    Not annualized for periods less than one year.

(b)    Annualized for periods less than one year.

(c)     During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.5%)
Consumer Discretionary (14.1%)
Big Lots, Inc.	13,600	651,712
Bright Horizons Family Solutions, Inc.(a)	7,000	449,680
Cheesecake Factory, Inc.	18,700	1,009,052
Choice Hotels International, Inc.	14,800	705,220
Dorman Products, Inc.(a)	19,500	992,355
DSW, Inc., Class A	26,300	665,653
Fossil Group, Inc.(a)	6,000	335,280
Gentherm, Inc.(a)	16,100	723,212
Hibbett Sports, Inc.(a)	12,400	434,124
Interval Leisure Group, Inc.	28,700	526,932
Sotheby’s	12,200	390,156
Tenneco, Inc.(a)	15,700	702,889
Texas Roadhouse, Inc.	23,500	874,200
Tumi Holdings, Inc.(a)	29,600	521,552
Tupperware Brands Corp.	7,500	371,175
Vitamin Shoppe, Inc.(a)	17,000	554,880
Wolverine World Wide, Inc.	19,700	426,308
		10,334,380
Consumer Staples (3.2%)
Darling Ingredients, Inc.(a)	22,000	247,280
Flowers Foods, Inc.	43,000	1,063,820
The Chefs’ Warehouse, Inc.(a)	22,000	311,520
United Natural Foods, Inc.(a)	15,400	747,054
		2,369,674
Energy (3.2%)
Dril-Quip, Inc.(a)	9,700	564,734
Forum Energy Technologies, Inc.(a)	47,000	573,870
Geospace Technologies Corp.(a)	15,000	207,150
Natural Gas Services Group, Inc.(a)	16,700	322,310
Oceaneering International, Inc.	10,600	416,368
RPC, Inc.	33,500	296,475
		2,380,907
Financials (25.1%)
Artisan Partners Asset Management, Inc.	17,500	616,525
Bank of Hawaii Corp.	24,400	1,549,156
BBCN Bancorp, Inc.	56,900	854,638
BioMed Realty Trust, Inc. (REIT)	28,600	571,428
Cohen & Steers, Inc.	24,200	664,290
Commerce Bancshares, Inc.	20,100	915,756
CoreSite Realty Corp. (REIT)	24,300	1,249,992
Dime Community Bancshares, Inc.	23,600	398,840
DuPont Fabros Technology, Inc. (REIT)	38,100	986,028
Eagle Bancorp, Inc.(a)	13,000	591,500
Eaton Vance Corp.	16,300	544,746
Encore Capital Group, Inc.(a)	29,500	1,091,500
First NBC Bank Holding Co.(a)	15,700	550,128
Greenhill & Co., Inc.	10,000	284,700
HFF, Inc., Class A	14,100	476,016
Horace Mann Educators Corp.	16,300	541,486
Independent Bank Corp.	15,700	723,770
Infinity Property & Casualty Corp.	5,500	442,970
Lakeland Financial Corp.	6,000	270,900
LPL Financial Holdings, Inc.	10,100	401,677
MarketAxess Holdings, Inc.	9,000	835,920
Tanger Factory Outlet Centers, Inc. (REIT)	30,600	1,008,882
Texas Capital Bancshares, Inc.(a)	10,600	555,652
Tompkins Financial Corp.	5,300	282,808
Trustmark Corp.	20,000	463,400
UMB Financial Corp.	16,100	818,041
Umpqua Holdings Corp.	42,100	686,230
		18,376,979
Health Care (14.3%)
Air Methods Corp.(a)	17,800	606,802
Anika Therapeutics, Inc.(a)	17,800	566,574
Atrion Corp.	1,000	374,960
Bio-Techne Corp.	4,000	369,840
Bruker Corp.(a)	40,500	665,415
Cantel Medical Corp.	9,000	510,300
Chemed Corp.	5,400	720,738
Computer Programs & Systems, Inc.	14,200	598,246
CorVel Corp.(a)	7,200	232,560
Cyberonics, Inc.(a)	8,100	492,318
Ensign Group, Inc.	2,675	114,035
Haemonetics Corp.(a)	20,000	646,400
Masimo Corp.(a)	21,400	825,184
Owens & Minor, Inc.	28,000	894,320
STERIS Corp.	17,600	1,143,472
U.S. Physical Therapy, Inc.	11,700	525,213
West Pharmaceutical Services, Inc.	22,300	1,206,876
		10,493,253
Industrials (14.1%)
Applied Industrial Technologies, Inc.	18,500	705,775
Chart Industries, Inc.(a)	16,300	313,123
CLARCOR, Inc.	19,400	924,992
ESCO Technologies, Inc.	16,900	606,710
Franklin Electric Co., Inc.	27,000	735,210
Genesee & Wyoming, Inc., Class A(a)	5,500	324,940
Herman Miller, Inc.	21,000	605,640
Hub Group, Inc., Class A(a)	20,500	746,405
Lindsay Corp.	7,600	515,204
Team, Inc.(a)	15,100	485,012
Tennant Co.	18,200	1,022,476
The Toro Co.	9,200	648,968
UniFirst Corp.	12,400	1,324,444
Valmont Industries, Inc.	7,300	692,697
Watts Water Technologies, Inc., Class A	12,700	670,814
		10,322,410
Information Technology (16.1%)
Coherent, Inc.(a)	8,100	443,070
CommVault Systems, Inc.(a)	11,200	380,352
DHI Group, Inc.(a)	61,700	451,027
ExlService Holdings, Inc.(a)	16,150	596,420
InterDigital, Inc.	12,000	607,200
IPG Photonics Corp.(a)	12,300	934,431
NIC, Inc.	23,000	407,330
Plantronics, Inc.	23,300	1,184,805
Polycom, Inc.(a)	55,700	583,736
Power Integrations, Inc.	15,400	649,418
SolarWinds, Inc.(a)	24,000	941,760
Solera Holdings, Inc.	6,700	361,800
Synaptics, Inc.(a)	10,000	824,600
Syntel, Inc.(a)	26,300	1,191,653
Teradata Corp.(a)	13,000	376,480
Ubiquiti Networks, Inc.	25,400	860,806
WEX, Inc.(a)	11,800	1,024,712
		11,819,600
Materials (4.7%)
AptarGroup, Inc.	12,900	850,884
Calgon Carbon Corp.	36,600	570,228
Minerals Technologies, Inc.	14,500	698,320
Quaker Chemical Corp.	8,900	686,012
Silgan Holdings, Inc.	12,100	629,684
		3,435,128
Utilities (4.7%)
American States Water Co.	17,800	736,920
New Jersey Resources Corp.	20,100	603,603
ONE Gas, Inc.	26,500	1,201,245
Questar Corp.	45,000	873,450
		3,415,218
TOTAL COMMON STOCKS (Cost $67,339,435)		72,947,549

INVESTMENT COMPANIES (0.5%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	355,050	355,050
TOTAL INVESTMENT COMPANIES (Cost $355,050)		355,050

Total Investments (Cost $67,694,485)(c) — 100.0%		73,302,599
Other assets in excess of liabilities — 0.0%		25,109
NET ASSETS — 100.0%		$73,327,708

(a)    Non-income producing security.

(b)    Rate disclosed is the seven day yield as of September 30, 2015.

(c)     See Federal Tax Information listed in the Notes to the Financial Statements.

REIT Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements	Walden Small Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $67,694,485)	$73,302,599
Interest and dividends receivable	76,458
Prepaid expenses and other assets	9,289
Total Assets	73,388,346
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	42,480
Administration and accounting	1,575
Chief compliance officer	626
Custodian	2,084
Transfer agent	6,176
Trustee	917
Other	6,780
Total Liabilities	60,638
Net Assets	$73,327,708
Composition of Net Assets:
Capital	$57,200,206
Accumulated net investment income	237,358
Accumulated net realized gains from investment transactions	10,282,030
Net unrealized appreciation from investments	5,608,114
Net Assets	$73,327,708
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,146,101
Net Asset Value, Offering Price and Redemption price per share	$17.69

STATEMENT OF OPERATIONS

For the period ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$530,532
Total Investment Income	530,532
Expenses:
Investment adviser	309,867
Administration and accounting	42,938
Chief compliance officer	2,076
Custodian	6,804
Shareholder servicing	20,857
Transfer agency	20,913
Trustee	2,975
Other	26,474
Total expenses before fee reductions	432,904
Fees voluntarily reduced by the transfer agent	(2,725)
Fees contractually reduced by the investment adviser	(18,565)
Net Expenses	411,614
Net Investment Income	118,918
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,726,147
Change in unrealized appreciation/depreciation from investments	(13,165,822)
Net realized/unrealized gains (losses) from investments	(8,439,675)
Change in Net Assets Resulting from Operations	$(8,320,757)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	Sept. 30, 2015	March 31, 2015
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$118,918	$155,409
Net realized gains from investment transactions	4,726,147	9,520,835
Change in unrealized appreciation/depreciation from investments	(13,165,822)	(6,724,294)
Change in Net Assets Resulting from Operations	(8,320,757)	2,951,950
Dividends:
Net investment income	—	(72,438)
Net realized gains from investment transactions	—	(6,685,832)
Change in Net Assets Resulting from Shareholder Dividends	—	(6,758,270)
Capital Share Transactions:
Proceeds from shares issued	860,980	1,632,009
Proceeds from shares issued in subscription in-kind (a)	—	5,484,961
Dividends reinvested	—	5,542,266
Cost of shares redeemed	(6,952,989)	(24,903,218)
Change in Net Assets Resulting from Capital Share Transactions	(6,092,009)	(12,243,982)
Change in Net Assets	(14,412,766)	(16,050,302)
Net Assets:
Beginning of period	87,740,474	103,790,776
End of period	$73,327,708	$87,740,474
Share Transactions:
Issued	45,376	82,515
Issued in subscriptions in-kind(a)	—	274,111
Reinvested	—	298,292
Redeemed	(363,021)	(1,270,991)
Change in shares	(317,645)	(616,073)
Accumulated net investment income	$237,358	$118,440

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sept. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2015		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$19.66		$20.43	$18.48	$16.92	$17.64	$14.57

Investment Activities:
Operations:
Net investment income	0.03		0.04	0.01	0.07	0.01	0.02
Net realized and unrealized gains (losses) from investment transactions	(2.00)		0.66	3.42	1.93	0.27	3.59
Total from investment activities	(1.97)		0.70	3.43	2.00	0.28	3.61
Dividends:
Net investment income	—		(0.02)	—	(0.07)	(0.02)	(0.03)
Net realized gains from investments	—		(1.45)	(1.48)	(0.37)	(0.98)	(0.51)
Total dividends	—		(1.47)	(1.48)	(0.44)	(1.00)	(0.54)

Net Asset Value, End of Period	$17.69		$19.66	$20.43	$18.48	$16.92	$17.64
Total Return	(10.02	)%(a)	3.86%	18.58%	12.05%	2.28%	25.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$73,328		$87,740	$103,791	$95,233	$69,544	$46,488
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.29	%(b)	0.17%	0.03%	0.40%	0.06%	0.14%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(c)	1.05	%(b)	1.01%	1.05%	1.09%	1.15%	1.27%
Portfolio turnover rate	13.67	%(a)	28.74%	36.60%	31.98%	24.62%	36.01%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c)  During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden International Equity Fund
September 30, 2015 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.1%)
Australia (5.5%)
Australia & New Zealand Banking Group Ltd.	5,000	95,010
Commonwealth Bank of Australia	2,400	122,467
CSL Ltd.	1,060	66,347
Origin Energy Ltd. (a)	8,550	36,597
Telstra Corp. Ltd.	15,075	59,343
Westpac Banking Corp.	3,780	78,777
Woodside Petroleum Ltd.	2,775	56,333
		514,874

Belgium (1.5%)
Colruyt SA	1,515	72,838
Delhaize Group SA	810	71,587
		144,425

Canada (8.1%)
ARC Resources Ltd.	4,290	56,716
Bank of Montreal	1,210	66,000
BCE, Inc.	1,675	68,567
Canadian National Railway Co.	1,225	69,572
Great-West Lifeco, Inc.	2,465	59,062
IGM Financial, Inc.	2,800	71,054
Magna International, Inc.	1,260	60,446
Rogers Communications, Inc.	2,055	70,815
Royal Bank of Canada	2,020	111,710
The Bank of Nova Scotia	1,420	62,609
The Toronto-Dominion Bank	1,725	68,002
		764,553

Denmark (1.5%)
Novo Nordisk A/S	1,520	81,549
Novozymes A/S	1,380	60,128
		141,677

Finland (0.8%)
Kone OYJ	1,880	71,418
		71,418

France (9.1%)
Air Liquide SA	545	64,334
AXA SA	3,360	81,221
Danone SA	1,600	100,861
Dassault Systemes	945	69,686
Essilor International SA	565	68,746
Imerys SA	920	58,992
Legrand SA	1,255	66,515
L’Oreal SA	600	103,943
Publicis Groupe SA	905	61,661
Schneider Electric SE	1,010	56,435
Suez Environnement Co.	3,620	64,836
Technip SA	1,260	59,360
		856,590

Germany (8.6%)
Allianz SE	710	111,260
Beiersdorf AG	830	73,419
Deutsche Boerse AG	985	84,775
Fresenius SE & Co. KGaA	1,050	70,390
Fuchs Petrolub SE	1,620	71,514
Hannover Rueck SE	680	69,549
Henkel AG & Co. KGaA	720	63,504
Linde AG	370	59,923
Merck KGaA	680	60,090
Muenchener Rueckversicherungs-Gesellschaft AG	380	70,798
SAP AG	1,160	75,108
		810,330

Hong Kong (2.4%)
Hang Lung Properties Ltd.	33,400	74,818
Hang Seng Bank Ltd.	4,420	79,391
MTR Corp. Ltd.	15,370	66,638
		220,847

Ireland (1.6%)
Experian PLC	3,780	60,488
Shire PLC	1,300	88,560
		149,048

Israel (0.8%)
Check Point Software Technologies Ltd.(b)	890	70,604
		70,604

Italy (1.8%)
Luxottica Group SpA	1,400	96,982
Snam SpA	13,910	71,399
		168,381

Japan (20.5%)
Astellas Pharma, Inc.	4,750	61,182
Benesse Holdings, Inc.	2,660	70,852
Canon, Inc.	2,475	71,268
Central Japan Railway Co.	415	66,514
Chugai Pharmaceutical Co. Ltd.	2,000	61,109
Daiwa House Industry Co. Ltd.	2,890	71,015
Denso Corp.	1,435	60,247
East Japan Railway Co.	1,225	102,688
Fast Retailing Co. Ltd.	205	82,872
INPEX Corp.	6,875	60,955
KDDI Corp.	2,880	64,035
Mitsubishi Electric Corp.	6,175	56,113
Nippon Telegraph & Telephone Corp.	2,680	93,348
Nitto Denko Corp.	925	54,945
Nomura Research Institute Ltd.	1,980	75,519
NTT DOCOMO, Inc.	4,410	73,273
Oriental Land Co. Ltd.	1,125	62,548
Secom Co. Ltd.	1,035	61,858
Sumitomo Mitsui Financial Group, Inc.	2,750	103,442
Terumo Corp.	2,800	78,666
The Chiba Bank Ltd.	9,245	65,204
The Hachijuni Bank Ltd.	9,240	65,092
The Shizuoka Bank Ltd.	6,180	61,620
Tokio Marine Holdings, Inc.	1,650	61,103
Toyota Motor Corp.	1,800	104,609
Yahoo Japan Corp.	18,035	68,261
Yamato Holdings Co. Ltd.	3,475	66,168
		1,924,506

Luxembourg (0.7%)
Tenaris SA	5,460	65,458
		65,458

Netherlands (2.5%)
Akzo Nobel NV	1,400	90,710
Koninklijke Ahold NV	3,640	70,806
Koninklijke Vopak NV	1,900	75,755
		237,271

Norway (0.7%)
Statoil ASA	4,195	61,174
		61,174

Singapore (1.3%)
ComfortDelGro Corp. Ltd.	31,650	63,848
Singapore Exchange Ltd.	11,680	57,714
		121,562

See Notes to Financial Statements

Security Description	Shares	Fair Value ($)

Spain (3.2%)
Banco Bilbao Vizcaya Argentaria SA	10,610	89,858
Bankinter SA	9,180	67,408
Gas Natural SDG SA	3,140	61,150
Inditex SA	2,430	81,262
		299,678

Sweden (2.6%)
Atlas Copco AB	2,570	61,767
Nordea Bank AB	8,350	93,006
Svenska Handelsbanken AB	6,090	87,266
		242,039

Switzerland (8.9%)
ABB Ltd.	3,395	60,004
Cie Financiere Richemont SA	865	67,208
Givaudan SA	41	66,699
Nestle SA	2,900	218,028
Novartis AG	1,740	159,659
Roche Holding AG	745	196,515
SGS SA	41	71,539
		839,652

United Kingdom (17.0%)
Aberdeen Asset Management PLC	17,600	78,927
Admiral Group PLC	3,090	70,198
Burberry Group PLC	2,820	58,348
Compass Group PLC	4,085	65,060
Croda International PLC	1,620	66,377
easyJet PLC	2,710	72,837
Investec PLC	7,510	57,419
ITV PLC	16,460	61,243
J Sainsbury PLC	17,285	68,234
Johnson Matthey PLC	1,500	55,539
Legal & General Group PLC	17,015	61,275
Marks & Spencer Group PLC	8,310	62,970
National Grid PLC	5,350	74,356
Next PLC	610	70,211
Petrofac Ltd.	5,190	60,287
Reckitt Benckiser Group PLC	785	71,084
RELX PLC	4,190	71,739
Schroders PLC	1,430	60,668
Severn Trent PLC	2,120	70,030
Smith & Nephew PLC	4,000	69,756
Smiths Group PLC	4,000	60,802
Unilever PLC	3,570	145,033
WPP PLC	3,030	62,923
		1,595,316

TOTAL COMMON STOCKS (Cost $10,395,140)		9,299,403

INVESTMENT COMPANIES (0.5%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (c)	49,184	49,184
TOTAL INVESTMENT COMPANIES (Cost $49,184)		49,184

Total Investments (Cost $10,444,324)(d) — 99.6%		9,348,587
Other assets in excess of liabilities — 0.4%		41,846
NET ASSETS — 100.0%		$9,390,433

(a) Security was valued in good faith under procedures established by the Trust’s Board of Trustees.

(b) Non-income producing security.

(c)  Rate disclosed is the seven day yield as of September 30, 2015.

(d) See Federal Tax Information listed in the Notes to the Financial Statements.

PLC Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2015:

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	26.3%
Consumer Discretionary	12.9%
Industrials	12.1%
Consumer Staples	11.3%
Health Care	11.2%
Materials	6.8%
Energy	5.6%
Information Technology	4.6%
Telecommunication Services	4.6%
Utilities	3.7%
Investment Companies	0.5%
Other net assets	0.4%
Total	100.0%

See Notes to Financial Statements

Financial Statements	Walden International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2015 (Unaudited)

Assets:
Investments, at fair value (cost $10,444,324)	$9,348,587
Cash	16,783
Foreign currency, at fair value (cost $995)	995
Dividends receivable	27,781
Receivable for investments sold	733
Receivable for tax reclaims	478
Receivable from Adviser	4,031
Prepaid expenses and other assets	2,170
Total Assets	9,401,558
Liabilities:
Payable for investments purchased	733
Accrued expenses and other liabilities:
Administration and accounting	2,274
Chief compliance officer	27
Custodian	3,761
Transfer agent	2,884
Trustee	40
Other	1,406
Total Liabilities	11,125
Net Assets	$9,390,433
Composition of Net Assets:
Capital	$10,456,881
Accumulated net investment income	24,389
Accumulated net realized gains from investment transactions	5,198
Net unrealized appreciation from investments	(1,096,035)
Net Assets	$9,390,433
Shares outstanding (par value $0.01, unlimited number of shares authorized)	1,028,360
Net Asset Value, Offering Price and Redemption price per share	$9.13

STATEMENT OF OPERATIONS

For the period ended September 30, 2015(a) (Unaudited)

Investment Income:
Dividends	$63,723
Less: Foreign tax withholding	(7,822)
Total Investment Income	55,901
Expenses:
Investment adviser	20,424
Administration and accounting	10,672
Chief compliance officer	124
Custodian	16,360
Transfer agency	10,167
Trustee	157
Other	9,260
Total expenses before fee reductions	67,164
Fees contractually reduced by the investment adviser	(35,652)
Net Expenses	31,512
Net Investment Income	24,389
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	5,198
Change in unrealized appreciation/depreciation from investments	(1,096,035)
Net realized/unrealized gains (losses) from investments	(1,090,837)
Change in Net Assets Resulting from Operations	$(1,066,448)

(a)    Commencement of operations on June 9, 2015.

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the period
Jun. 9, 2015(a)
through
Sep. 30, 2015
(Unaudited)
Investment Activities:
Operations:
Net investment income	$24,389
Net realized gains from investment transactions	5,198
Change in unrealized appreciation/depreciation from investments	(1,096,035)
Change in Net Assets Resulting from Operations	(1,066,448)
Capital Share Transactions:
Proceeds from shares issued	10,205,500
Proceeds from shares issued in subscriptions in-kind (b)	251,381
Change in Net Assets Resulting from Capital Share Transactions	10,456,881
Change in Net Assets	9,390,433
Net Assets:
Beginning of period	—
End of period	$9,390,433
Share Transactions:
Issued	1,003,222
Issued in subscriptions in-kind (b)	25,138
Change in shares	1,028,360
Accumulated net investment income	$24,389

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Commencement of operations on June 9, 2015.

(b)         See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Period
	June 9,
	2015
	through
	September
	30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Operations:
Net investment income	0.02
Net realized and unrealized gains from investment transactions	(0.89)
Total from investment activities	(0.87)

Net Asset Value, End of Period	$9.13
Total Return	(8.70	)%(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$9,390
Ratio of net expenses to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	0.89	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(d)	2.45	%(c)
Portfolio turnover rate	2.22	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Commencement of operations on June 9, 2015.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         During the period, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Notes to Financial Statements	September 30, 2015
(Unaudited)

1.              Organization:

The Boston Trust & Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Small Cap Fund	Small Cap Fund

Walden Asset Management Fund	Walden Asset Management Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Innovations Fund	Walden SMID Cap Fund
Walden Small Cap Innovations Fund	Walden Small Cap Fund
Walden International Equity Fund	Walden International Equity Fund

The investment objective of the Asset Management Fund and Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and Walden SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the Small Cap Fund and Walden Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the Walden International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.              Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at either amortized cost or original cost plus accrued interest, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Continued

Notes to Financial Statements	September 30, 2015
(Unaudited)

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2015 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Asset Management Fund
Common Stocks(1)	$259,759,118	$—	$259,759,118
Corporate Bonds(1)	—	9,700,745	9,700,745
Municipal Bonds(2)	—	6,064,154	6,064,154
U.S. Government & U.S. Government Agency Obligations	—	59,675,193	59,675,193
Investment Companies	4,383,948	—	4,383,948
Total	264,143,066	75,440,092	339,583,158

Equity Fund
Common Stocks(1)	102,031,869	—	102,031,869
Investment Companies	2,773,162	—	2,773,162
Total	104,805,031	—	104,805,031

Midcap Fund
Common Stocks(1)	44,362,103	—	44,362,103
Investment Companies	548,735	—	548,735
Total	44,910,838	—	44,910,838

SMID Cap Fund
Common Stocks(1)	5,038,016	—	5,038,016
Investment Companies	118,353	—	118,353
Total	5,156,369	—	5,156,369

Small Cap Fund
Common Stocks(1)	364,227,842	—	364,227,842
Investment Companies	2,681,918	—	2,681,918
Total	366,909,760	—	366,909,760

Walden Asset Management Fund
Common Stocks(1)	57,843,696	—	57,843,696
Corporate Bonds(1)	—	3,985,344	3,985,344
Municipal Bonds(2)	—	626,361	626,361
U.S. Government & U.S. Government Agency Obligations	—	14,848,067	14,848,067
Investment Companies	2,298,893	—	2,298,893
Total	60,142,589	19,459,772	79,602,361

Walden Equity Fund
Common Stocks(1)	140,253,145	—	140,253,145
Investment Companies	640,735	—	640,735
Total	140,893,880	—	140,893,880

Walden Midcap Fund
Common Stocks(1)	32,205,914	—	32,205,914
Investment Companies	217,167	—	217,167
Total	32,423,081	—	32,423,081

Walden SMID Cap Fund
Common Stocks(1)	26,186,246	—	26,186,246
Investment Companies	299,853	—	299,853
Total	26,486,099	—	26,486,099

Walden Small Cap Fund
Common Stocks(1)	72,947,549	—	72,947,549
Investment Companies	355,050	—	355,050
Total	73,302,599	—	73,302,599

Walden International Equity Fund
Common Stocks(3)	9,299,403	—	9,299,403
Investment Companies	49,184	—	49,184
Total	9,348,587	—	9,348,587

(1) For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2) For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

(3) For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

Continued

Notes to Financial Statements	September 30, 2015
(Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2015, from the valuation input levels used on March 31, 2015. The Funds did not hold any Level 3 securities during the period ended September 30, 2015.

Security Transactions and Related Income:

Security transactions are recorded no later than one business day after trade date. For financial reporting purposes, security transactions are recorded on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Dividends to Shareholders:

Dividends to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/ loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including Federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended September 30, 2015 .

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Investment income from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

3.              Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%
Walden Asset Management Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Fund	0.75%
Walden Small Cap Fund	0.75%
Walden International Equity Fund	0.75%

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Continued

Notes to Financial Statements	September 30, 2015
(Unaudited)

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $28,751 for the six months ended September 30, 2015, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

BHIL Distributors, Inc., (“BHIL”), a wholly-owned subsidiary of Beacon Hill Fund Services, Inc., serves as the Funds’ distribution agent. The distribution agreement provides for payment of a fixed annual fee of $28,000 for review of sales literature and dealer set-up efforts, and reimbursement of out-of-pocket expenses. These amounts are paid monthly to BHIL from the Advisor and not by the Funds. BHIL is not affiliated with Citi or the Adviser.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.

Each Fund, except the SMID Cap Fund, is authorized to pay non-distribution related shareholder services fees up to 0.25% of its average annual net assets with respect to shares of the Funds serviced by an Authorized Service Provider. Effective June 1, 2015, the SMID Cap Fund was removed from the Shareholder Services Plan.

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds’ custodian and transfer agent. Under the custody agreement, Boston Trust receives $1,000 annually per Fund plus an annual asset based fee of 0.016% of the fair value of securities held. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement assigned from Citi, SunGard Investor Services receives a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses of each Fund, except the SMID Cap Fund and the Walden International Equity Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund and the Walden International Equity Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses of the SMID Cap Fund to 0.75% (formerly 1.00% prior to June 1, 2015) of its average daily net assets and the Walden International Equity Fund to 1.15% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective August 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, for the years ended March 31, 2013, 2014 and 2015, and the period ended September 30, 2015 the Adviser reimbursed, and has yet to recoup, fees in the following amounts:

Fund	Amount	Expires

Midcap Fund	$16,993	2016
	4	2017
	1,824	2018
	3,638	2019

SMID Cap Fund	33,947	2016
	23,931	2017
	29,670	2018
	22,136	2019

Small Cap Fund	355,171	2017
	213,139	2018
	103,134	2019

Walden Asset Management Fund	49,992	2016
	28,632	2017
	25,881	2018
	15,558	2019

Walden Equity Fund	151,960	2016
	113,975	2017
	124,593	2018
	58,797	2019

Walden Midcap Fund	24,176	2016
	7,143	2017
	7,376	2018
	8,831	2019

Walden SMID Cap Fund	30,124	2016
	23,699	2017
	25,541	2018
	19,645	2019

Walden Small Cap Fund	64,888	2016
	49,312	2017
	2,313	2018
	18,565	2019

Walden International Equity Fund	35,652	2019

Continued

Notes to Financial Statements	September 30, 2015
(Unaudited)

As of September 30, 2015, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	22,459
SMID Cap Fund	109,684
Small Cap Fund	671,444
Walden Asset Management Fund	120,063
Walden Equity Fund	449,325
Walden Midcap Fund	57,526
Walden SMID Cap Fund	99,009
Walden Small Cap Fund	135,078
Walden International Equity Fund	35,652

During the six months ended September 30, 2015, the transfer agent voluntarily reduced a portion of the transfer agent fees otherwise payable by the Funds, as indicated on each Fund’s Statement of Operations. These voluntary reductions are not subject to recoupment in future years.

During the six months ended September 30, 2015, certain securities of an affiliated separately managed account were exchanged, at fair value, as in-kind transfers of shares of the Walden International Equity Fund. The total fair value of the in-kind transfers was $251,381 for 25,138 shares of the Walden International Equity Fund in exchange for securities of an affiliated separately managed account.

During the year ended March 31, 2015, certain securities of an affiliated separately managed account were exchanged, at fair value, as in-kind transfers of shares of the Walden Small Cap Fund. The total fair value of the in-kind transfers was $5,484,961 for 274,111 shares of the Walden Small Cap Fund in exchange for securities of an affiliated separately managed account.

4.              Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the six months ended September 30, 2015, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$16,035,265	$14,645,936
Equity Fund	5,805,650	5,899,188
Midcap Fund	4,069,338	3,726,554
SMID Cap Fund	1,354,564	1,030,148
Small Cap Fund	55,268,727	84,848,337

Walden Asset Management Fund	2,320,812	4,338,644
Walden Equity Fund	6,852,029	14,498,597
Walden Midcap Fund	3,407,812	3,140,699
Walden SMID Cap Fund	4,503,809	3,561,903
Walden Small Cap Fund	11,080,099	16,842,769
Walden International Equity Fund	10,309,887	161,168

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the six months ended September 30, 2015, totaled:

Fund	Purchases	Sales and Maturities
Walden Asset Management Fund	$352,877	$855,094

5.              Federal Income Tax Information:

At September 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$226,822,880	$116,268,822	$(3,508,544)	$112,760,278
Equity Fund	65,176,400	41,453,343	(1,824,712)	39,628,631
Midcap Fund	29,890,788	15,951,115	(931,065)	15,020,050
SMID Cap Fund	4,632,207	884,004	(359,842)	524,162
Small Cap Fund	338,897,350	69,486,433	(41,474,023)	28,012,410

Walden Asset Management Fund	60,859,067	20,141,928	(1,398,634)	18,743,294
Walden Equity Fund	93,716,466	49,970,934	(2,793,520)	47,177,414
Walden Midcap Fund	25,410,421	8,065,357	(1,052,697)	7,012,660
Walden SMID Cap Fund	24,376,763	4,153,391	(2,044,055)	2,109,336
Walden Small Cap Fund	67,676,312	13,638,579	(8,012,292)	5,626,287
Walden Intl Equity Fund	10,444,324	38,599	(1,134,336)	(1,095,737)

Continued

Notes to Financial Statements	September 30, 2015
(Unaudited)

The tax character of distributions paid during the fiscal year ended March 31, 2015 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid(1)
Asset Management Fund	$4,816,117	$7,480,276	$12,296,393	$—	$12,296,393
Equity Fund	966,299	2,029,175	2,995,474	—	2,995,474
Midcap Fund	394,184	1,765,084	2,159,268	—	2,159,268
SMID Cap Fund	42,588	223,676	266,264	—	266,264
Small Cap Fund	5,843,060	25,889,299	31,732,359	—	31,732,359

Walden Asset Management Fund	877,816	519,966	1,397,782	—	1,397,782
Walden Equity Fund	2,227,112	6,602,715	8,829,827	—	8,829,827
Walden Midcap Fund	345,118	907,147	1,252,265	—	1,252,265
Walden SMID Cap Fund	440,304	133,340	573,644	—	573,644
Walden Small Cap Fund	599,334	6,158,936	6,758,270	—	6,758,270

(1)    Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long-Term Capital	Accumulated	Capital and Other	Appreciation	Accumulated
	Income	Gains	Earnings	Losses	(Depreciation)(2)	Earnings (Deficit)
Asset Management Fund	$1,169,040	$12,307,365	$13,476,405	$(71,538)	$132,263,471	$145,668,338
Equity Fund	354,619	4,771,417	5,126,036	—	47,538,066	52,664,102
Midcap Fund	31,929	902,861	934,790	—	18,989,625	19,924,415
SMID Cap Fund	15,655	98,726	114,381	—	1,298,967	1,413,348
Small Cap Fund	1,314,901	28,622,926	29,937,827	—	92,469,955	122,407,782

Walden Asset Management Fund	215,774	3,359,933	3,575,707	(3,585)	23,418,292	26,990,414
Walden Equity Fund	411,165	3,660,964	4,072,129	(152,443)	58,699,229	62,618,915
Walden Midcap	48,018	359,144	407,162	—	10,204,134	10,611,296
Walden SMID Cap Fund	79,565	425,025	504,590	(762)	5,987,806	6,491,634
Walden Small Cap Fund	124,518	5,541,056	5,665,574	—	18,782,685	24,448,259

(2) The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

	Late Year	Post-October
Fund	Ordinary Loss	Capital Losses
Asset Management Fund	$—	$71,538
Walden Asset Management Fund	—	2,795
Walden Equity Fund	—	152,443
Walden SMID Cap Fund	762	—

6.              Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of September 30, 2015, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	% of Ownership
Asset Management Fund	Boston Trust & Investment Management Company	96.4
Equity Fund	Boston Trust & Investment Management Company	98.2
Midcap Fund	Boston Trust & Investment Management Company	90.6
SMID Cap Fund	Boston Trust & Investment Management Company	67.7
Walden Asset Management Fund	Boston Trust & Investment Management Company	73.4
Walden Equity Fund	Boston Trust & Investment Management Company	29.9
Walden Midcap Fund	Boston Trust & Investment Management Company	96.5
Walden SMID Cap Fund	Boston Trust & Investment Management Company	56.9
Walden Small Cap Fund	Boston Trust & Investment Management Company	47.0
Walden International Equity Fund	Boston Trust & Investment Management Company	100.0

7.              Fiscal Year-End Change:

The Board, upon a recommendation from the Adviser, approved a change to the Trust’s fiscal year end from March 31 to December 31. This change will become effective following the close of the Trust’s current fiscal ending March 31, 2015, such that the Trust’s next fiscal period will end on December 31, 2016.

8.              Subsequent Events:

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Continued

Supplementary Information (Unaudited)	September 30, 2015

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust & Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid	Annualized Expense Ratio
	Beginning Account Value	Ending Account Value	During Period(1)	During Period
	4/1/15	9/30/15	4/1/15 - 9/30/15	4/1/15 - 9/30/15
Asset Management Fund	$1,000.00	$963.20	$4.61	0.94%
Equity Fund	1,000.00	951.10	4.68	0.96%
Midcap Fund	1,000.00	943.50	4.86	1.00%
SMID Cap Fund	1,000.00	903.10	3.95	0.83%
Small Cap Fund	1,000.00	900.70	4.75	1.00%
Walden Asset Management Fund	1,000.00	964.90	4.91	1.00%
Walden Equity Fund	1,000.00	949.90	4.87	1.00%
Walden Midcap Fund	1,000.00	940.10	4.85	1.00%
Walden SMID Cap Fund	1,000.00	902.70	4.76	1.00%
Walden Small Cap Fund	1,000.00	899.80	4.75	1.00%
Walden International Equity Fund(2)	1,000.00	913.00	3.40	1.15%

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

(2)    Expenses are equal to the Walden International Equity Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by the number of days in the period from June 9, 2015 (date of commencement of operations) to September 30, 2015 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid	Annualized Expense Ratio
	Beginning Account Value	Ending Account Value	During Period(1)	During Period
	4/1/15	9/30/15	4/1/15 - 9/30/15	4/1/15 - 9/30/15
Asset Management Fund	$1,000.00	$1,020.30	$4.75	0.94%
Equity Fund	1,000.00	1,020.20	4.85	0.96%
Midcap Fund	1,000.00	1,020.00	5.05	1.00%
SMID Cap Fund	1,000.00	1,020.85	4.19	0.83%
Small Cap Fund	1,000.00	1,020.00	5.05	1.00%
Walden Asset Management Fund	1,000.00	1,020.00	5.05	1.00%
Walden Equity Fund	1,000.00	1,020.00	5.05	1.00%
Walden Midcap Fund	1,000.00	1,020.00	5.05	1.00%
Walden SMID Cap Fund	1,000.00	1,020.00	5.05	1.00%
Walden Small Cap Fund	1,000.00	1,020.00	5.05	1.00%
Walden International Equity Fund	1,000.00	1,050.00	5.89	1.15%

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

Continued

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total net assets, in the following industries as of September 30, 2015.

Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
U.S. Government & U.S. Government Agency Obligations	17.5%
Financials	16.0%
Information Technology	13.2%
Health Care	13.0%
Industrials	11.5%
Consumer Discretionary	10.1%
Consumer Staples	9.2%
Energy	3.9%
Municipal Bonds	1.8%
Materials	1.7%
Investment Companies	1.3%
Utilities	0.6%
Other net assets	0.2%
Total	100.0%

Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	17.7%
Information Technology	16.9%
Health Care	16.4%
Industrials	13.3%
Consumer Staples	12.4%
Consumer Discretionary	12.1%
Energy	4.9%
Investment Companies	2.6%
Materials	2.1%
Utilities	1.5%
Other net assets	0.1%
Total	100.0%

Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Consumer Discretionary	17.0%
Financials	16.6%
Industrials	15.1%
Information Technology	12.9%
Health Care	12.9%
Consumer Staples	8.5%
Utilities	5.8%
Materials	5.1%
Energy	3.3%
Real Estate Investment Trusts	1.6%
Investment Companies	1.2%
Total	100.0%

SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	20.0%
Industrials	15.8%
Consumer Discretionary	14.6%
Health Care	14.4%
Information Technology	14.2%
Materials	5.7%
Utilities	4.4%
Real Estate Investment Trusts	4.0%
Energy	2.5%
Investment Companies	2.3%
Consumer Staples	2.1%
Total	100.0%

Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	20.0%
Information Technology	16.2%
Health Care	14.3%
Consumer Discretionary	14.1%
Industrials	14.0%
Real Estate Investment Trusts	5.2%
Utilities	4.6%
Materials	4.6%
Energy	3.2%
Consumer Staples	3.1%
Investment Companies	0.7%
Total	100.0%

Continued

The Walden Funds invested, as a percentage of total net assets, in the following industries or countries as of September 30, 2015.

Walden Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
U.S. Government & U.S. Government Agency Obligations	18.6%
Information Technology	14.5%
Financials	14.1%
Health Care	12.0%
Consumer Discretionary	10.4%
Consumer Staples	9.4%
Industrials	9.3%
Investment Companies	2.9%
Energy	2.9%
Materials	2.7%
Utilities	1.6%
Municipal Bonds	0.8%
Telecommunication Services	0.6%
Other net assets	0.2%
Total	100.0%

Walden Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Information Technology	18.1%
Health Care	15.8%
Financials	15.3%
Consumer Discretionary	14.2%
Industrials	13.2%
Consumer Staples	12.5%
Energy	4.2%
Materials	3.2%
Utilities	2.3%
Telecommunication Services	0.7%
Investment Companies	0.5%
Total	100.0%

Walden Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	16.5%
Industrials	15.7%
Consumer Discretionary	15.7%
Health Care	13.5%
Information Technology	12.9%
Consumer Staples	9.1%
Materials	5.4%
Utilities	5.2%
Energy	3.5%
Real Estate Investment Trusts	1.8%
Investment Companies	0.7%
Total	100.0%

Walden SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	20.1%
Industrials	16.0%
Information Technology	14.6%
Health Care	14.5%
Consumer Discretionary	14.4%
Materials	5.7%
Utilities	4.5%
Real Estate Investment Trusts	4.3%
Energy	2.6%
Consumer Staples	2.2%
Investment Companies	1.1%
Total	100.0%

Walden Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	19.9%
Information Technology	16.1%
Health Care	14.3%
Consumer Discretionary	14.1%
Industrials	14.1%
Real Estate Investment Trusts	5.2%
Utilities	4.7%
Materials	4.7%
Energy	3.2%
Consumer Staples	3.2%
Investment Companies	0.5%
Total	100.0%

Walden International Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	26.3%
Consumer Discretionary	12.9%
Industrials	12.1%
Consumer Staples	11.3%
Health Care	11.2%
Materials	6.8%
Energy	5.6%
Information Technology	4.6%
Telecommunication Services	4.6%
Utilities	3.7%
Investment Companies	0.5%
Other net assets	0.4%
Total	100.0%

Walden International Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Japan	20.5%
United Kingdom	17.0%
France	9.1%
Switzerland	8.9%
Germany	8.6%
Canada	8.1%
Australia	5.5%
Spain	3.2%
Sweden	2.6%
Netherlands	2.5%
Hong Kong	2.4%
Italy	1.8%
Ireland	1.6%
Belgium	1.5%
Denmark	1.5%
Singapore	1.3%
Finland	0.8%
Israel	0.8%
Luxembourg	0.7%
Norway	0.7%
Investment Companies	0.5%
Other net assets	0.4%
Total	100.0%

Continued

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Investment Adviser

Boston Trust Investment Management, Inc.

One Beacon Street

Boston, MA 02108

Custodian and Transfer Agent

Boston Trust & Investment Management Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, OH 43214

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

11/15

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable — Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini , President

Date	11/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini , President

Date	11/24/15

By (Signature and Title)*	/s/ Jennifer Ellis , Treasurer

Date	11/24/15